UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, N.J. 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES - 9.3%
Diversified Financial Services - 9.3%

Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	$4,910,261	$4,791,401
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	4,692,739	4,698,235
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	820,524	814,833
Apidos CLO XVI FRS Series 2013-16A, Class A1R 3.32% (3 ML + 0.98%) due 01/19/2025*(3)	3,536,642	3,534,835
Apidos CLO XXI FRS Series 2015-21A, Class A1R 3.26% (3 ML + 0.93%) due 07/18/2027*(3)	3,120,000	3,115,439
Apidos CLO XXII FRS Series 2015-22A, Class A1 3.85% (3 ML + 1.50%) due 10/20/2027*(3)	3,000,000	2,999,706
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	1,365,000	1,358,718
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,535,000	1,534,960
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	2,532,920	2,509,545
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 4.57% (3 ML + 1.11%) due 07/20/2031*(3)	795,000	793,747
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	1,335,000	1,325,233
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.44% (3 ML + 1.10%) due 01/25/2026*(3)	3,780,142	3,779,413
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	2,446,493	2,423,401
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	4,802,144	4,744,770
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	2,005,000	2,003,240
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(2)	1,464,817	1,457,088
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	1,225,000	1,227,173
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,010,438
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	927,545	919,261
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	1,533,515	1,522,754
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	2,151,255	2,132,234
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	2,015,000	2,009,814
Finance of America Structured Securities Trust VRS Series 2017-HB1, Class A 2.32% due 11/25/2027*(1)	673,916	671,894
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	1,538,281	1,529,701
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,247,844
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	581,229
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,278,178
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	809,012
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	4,655,000	4,648,396
KKR CLO 15, Ltd. FRS Series 15, Class A1A 3.89% (3 ML + 1.56%) due 10/18/2028*(3)	2,855,000	2,854,886
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.51% (3 ML + 1.16%) due 07/23/2029*(3)	4,300,000	4,299,527
Madison Park Funding XXX, Ltd. FRS Series 2018-30A, Class A 3.09% (3 ML + 0.75%) due 04/15/2029*(3)	8,000,000	7,900,392
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 3.14% (3 ML + 0.80%) due 01/15/2028*(3)	5,535,000	5,491,351
Master Credit Card Trust FRS Series 2017-3, Class A 2.67% (1 ML + 0.49%) due 07/22/2024*	4,730,000	4,736,107

MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	1,573,225	1,528,078
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	663,205	647,592
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,856,510	1,813,268
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,804,254
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(1)	496,861	493,290
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(1)	900,676	900,559
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	1,960,000	1,949,507
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,809,516
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	1,502,686	1,496,763
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	1,130,000	1,116,063
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,217,633
Sofi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	1,835,397	1,831,492
Sound Point CLO III-R, Ltd. FRS Series 2013-2RA, Class A1 3.30% (3 ML + 0.95%) due 04/15/2029*(3)	4,700,000	4,670,611
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 4.01% (3 ML + 1.66%) due 10/20/2028*(3)	2,865,000	2,864,476
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	1,028,704	1,028,744
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,068,119
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.51% (3 ML + 1.16%) due 10/20/2026*(3)	5,100,000	5,099,118
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	1,509,595	1,472,796
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	2,731,047	2,654,236
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	1,388,501	1,362,216
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,695,254
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,675,171	1,676,141
Voya CLO, Ltd. FRS Series 2014-4A, Class A1RA 3.44% (3 ML + 1.10%) due 07/14/2031*(3)	7,240,000	7,236,315
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A 2.24% due 12/15/2020*	3,853,664	3,841,546

Total Asset Backed Securities (cost $142,210,259)		141,032,342

U.S. CORPORATE BONDS & NOTES - 15.5%
Aerospace/Defense - 0.3%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	4,850,000	4,838,283

Airlines - 0.1%

Southwest Airlines Co. Pass Through Trust Pass-Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,430,822	1,507,457

Applications Software - 0.2%

Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,702,047

Auto-Cars/Light Trucks - 0.5%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	188,957
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,834,108
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	211,732
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,565,005

Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	787,580

		7,587,382

Banks-Commercial - 0.4%

BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,558,797
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	442,367
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,134,597
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	843,219

		6,978,980

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,758,924
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	3,990,592
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,447,644

		8,197,160

Banks-Super Regional - 1.0%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,047,586
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	482,814
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,938,175
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,651,750
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	717,376
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	2,770,000	2,720,937
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	569,416
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,951,900

		15,079,954

Brewery - 0.8%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,042,187
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,182,304
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,583,482
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,018,765
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	400,000	384,923

		12,211,661

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,598,877
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	601,549
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	196,063
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	936,555

		4,333,044

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,472,752

Computers - 0.2%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,026,324
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,815,875

		2,842,199

Diversified Banking Institutions - 1.9%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,501,263
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,140,392
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,235,132

Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,881,500
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	535,000	503,035
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	1,982,665
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,446,779
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,178,749
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,052,104
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,214,187
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,200,000	4,033,147
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,097,166

		28,266,119

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,206,027
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,000,000	3,272,726

		4,478,753

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 3.12% due 09/01/2027	1,675,000	1,579,028
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,409,740

		4,988,768

Electric-Integrated - 1.9%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	574,734
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,456,191
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,212,370
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	1,988,876
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	265,000	251,659
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	629,151
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	377,189
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047	100,000	86,926
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	106,000	97,020
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	105,000	102,184
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	695,000	712,690
Pacific Gas & Electric Co. Senior Notes 5.40% due 01/15/2040	3,390,000	3,620,370
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	2,662,000	2,969,439
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	605,000	687,669
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/2039	825,000	950,935
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	125,000	146,129
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	717,405
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	263,039
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	176,280
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,283,430
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,713,244
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	853,086
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	427,199

Southern California Edison Co. Senior Notes 6.65% due 04/01/2029	2,080,000	2,439,345
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,671,085

		29,407,645

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	4,808,785

Finance-Commercial - 0.5%

Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,017,034

Gas-Distribution - 0.5%

Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	618,201
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	1,000,000	982,218
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,244,004
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,320,770

		8,165,193

Insurance-Life/Health - 0.4%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,759,732

Insurance-Multi-line - 0.6%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,103,552
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,747,682
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	938,909
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,299,537

		9,089,680

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,502,364
Northwestern Mutual Life Insurance Co. Sub. Notes 3.85% due 09/30/2047*	1,000,000	916,485

		5,418,849

Insurance-Property/Casualty - 0.1%

Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	1,000,000	976,650

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,057,770
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,685,864
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	427,051

		3,170,685

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,612,456
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,749,030

		7,361,486

Medical-Drugs - 0.7%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	352,645
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,669,314
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,572,612
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,841,781
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,705,049

		10,141,401

Medical-HMO - 0.3%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	461,898
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,358,107
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,170,540

UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	1,000,000	1,002,459

		3,993,004

Medical-Hospitals - 0.4%

Ascension Health Notes 4.85% due 11/15/2053	125,000	137,413
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	258,380
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,227,399
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	435,000	435,583
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,593,369
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	960,000	895,021
Stanford Health Care Notes 3.80% due 11/15/2048	410,000	388,037

		5,935,202

Multimedia - 0.1%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	788,327

Property Trust - 0.3%

WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	4,220,000	4,181,739

Real Estate Investment Trusts - 0.3%

SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,637,512
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,473,295

		5,110,807

Schools - 0.4%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	5,845,290

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,592,500	1,767,844

Transport-Services - 0.5%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,597,210	1,669,085
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,375,555

		7,044,640

Water - 0.1%

American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,169,616

Total U.S. Corporate Bonds & Notes (cost $239,236,236)		235,638,168

FOREIGN CORPORATE BONDS & NOTES - 11.3%
Banks-Commercial - 6.3%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,497,433
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	3,904,560
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,238,513
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	10,500,387
Canadian Imperial Bank of Commerce FRS Senior Notes 3.05% (3 ML + 0.72%) due 06/16/2022	2,845,000	2,866,597
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	12,200,000	12,160,768
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	847,934
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,182,696
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,322,236
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,622,911
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,727,333
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	1,962,860
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	627,231

National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	7,957,278
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	9,345,000	8,994,563
Nordea Bank AB FRS Senior Notes 3.01% (3 ML + 0.62%) due 09/30/2019*	8,000,000	8,038,474
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,016,763
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,598,053
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,082,294
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,904,075
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	3,892,031

		95,944,990

Cellular Telecom - 0.0%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	621,786

Diversified Banking Institutions - 2.3%

Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	2,999,357
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,100,444
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	377,547
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	1,916,980
BNP Paribas SA Senior Notes 3.50% due 11/16/2027*	2,000,000	1,841,675
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,755,244
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,153,103
Credit Suisse Group AG FRS Senior Notes 3.57% (3 ML + 1.24%) due 06/12/2024*	3,725,000	3,746,046
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,086,078
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,646,786
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,237,293
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,174,191
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,725,029
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,909,489

		34,669,262

Diversified Manufacturing Operations - 0.3%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,362,356

E-Commerce/Products - 0.4%

Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	487,451
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,400,000	3,169,121
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,074,692

		5,731,264

Electric-Distribution - 0.5%

State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	1,993,416
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	3,015,000	2,914,853
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,629,495

		7,537,764

Internet Application Software - 0.1%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,120,188

Investment Management/Advisor Services - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	2,947,802

Oil Companies-Exploration & Production - 0.6%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	679,339
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,568,197
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	2,932,785

		9,180,321

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,136,918
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	978,193
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	322,736
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	203,256
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	468,597
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,237,298

		5,346,998

Real Estate Investment Trusts - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,363,970

Total Foreign Corporate Bonds & Notes (cost $174,051,729)		170,826,701

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Banks-Export/Import - 0.2%

Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	2,776,000	2,747,542

Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,433,361

Sovereign - 1.8%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,712,875
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,322,352
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*	1,690,000	1,690,845
State of Qatar Senior Bonds 2.38% due 06/02/2021*	11,060,000	10,750,984
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,358,345
State of Qatar Senior Notes 5.10% due 04/23/2048*	1,380,000	1,435,200
State of Qatar Senior Notes 5.25% due 01/20/2020*	4,540,000	4,657,404

		26,928,005

Total Foreign Government Obligations (cost $32,770,539)		33,108,908

MUNICIPAL BONDS & NOTES - 2.7%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,975,000	2,073,355
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,160,772
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	220,000	229,819
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,556,965
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	184,312
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,524,346
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	1,020,000	1,080,812
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,546,738

Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,474,000	1,738,701
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	320,000	378,739
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	2,150,000	3,021,739
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	2,956,408
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	1,255,000	1,369,770
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,124,800
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	1,215,000	1,125,418
State of Connecticut General Obligation Bonds 2.99% due 01/15/2023	4,275,000	4,150,683
State of California General Obligation Bonds 7.35% due 11/01/2039	2,830,000	3,974,424
State of California General Obligation Bonds 7.55% due 04/01/2039	250,000	364,895
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,738,600
University of California Revenue Bonds 5.77% due 05/15/2043	1,925,000	2,332,272
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,841,885

Total Municipal Bonds & Notes (cost $38,914,383)		41,475,453

U.S. GOVERNMENT AGENCIES - 34.6%
Federal Home Loan Mtg. Corp. - 18.6%

2.50% due 10/01/2031	6,708,269	6,471,099
3.00% due 06/01/2046	9,859,928	9,450,707
3.00% due 09/01/2046	31,319,798	30,019,903
3.00% due 10/01/2046	2,288,015	2,193,053
3.00% due 11/01/2046	33,850,926	32,451,250
3.00% due 12/01/2046	54,506,425	52,245,619
3.00% due 01/01/2047	436,284	418,099
3.00% due 02/01/2047	2,502,009	2,397,923
3.00% due October 15 TBA	17,300,000	17,041,922
3.50% due 08/01/2047	29,078,777	28,645,037
3.50% due 10/01/2047	21,097,422	20,781,097
3.50% due 08/01/2048	32,547,489	32,054,936
3.50% due October 15 TBA	3,000,000	3,013,100
3.50% due October 30 TBA	21,500,000	21,160,704
4.00% due 09/01/2026	696,009	712,905
4.00% due 12/01/2040	4,948,914	5,041,288
5.50% due October 30 TBA	2,000,000	2,131,094
6.00% due 12/01/2039	255,403	278,361
7.50% due 05/01/2027	895	996
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K713, Class B 3.26% due 04/25/2046*(1)(4)	485,000	483,510
Series 2013-K712, Class B 3.47% due 05/25/2045*(1)(4)	780,000	779,852
Series 2010-K7, Class B 5.69% due 04/25/2020*(1)(4)	1,115,000	1,147,253
Federal Home Loan Mtg. Corp. REMIC
Series 4654, Class KA 3.00% due 06/15/2045(2)	8,120,631	7,952,276
Series 4758, Class CA 3.00% due 07/15/2047(2)	5,408,349	5,265,859

		282,137,843

Federal National Mtg. Assoc. - 12.7%

2.00% due 09/01/2031	425,648	399,280
2.00% due 11/01/2031	494,911	464,260
2.00% due 12/01/2031	1,536,640	1,441,491
2.47% due 05/01/2025	3,359,567	3,193,199
2.50% due 03/01/2030	6,322,479	6,114,165
2.50% due October 30 TBA	1,800,000	1,666,055
2.68% due 05/01/2025	6,000,000	5,757,746
2.81% due 07/01/2025	6,000,000	5,798,454
2.98% due 07/01/2022	6,857,228	6,793,014
2.99% due 10/01/2025	2,116,321	2,064,593
3.00% due 05/01/2027	616,766	612,882
3.00% due 06/01/2027	295,117	293,258
3.00% due 08/01/2027	198,778	197,434
3.00% due 10/01/2046	22,668,281	21,730,480
3.00% due October 15 TBA	2,000,000	1,975,189
3.01% due 12/01/2024	3,741,101	3,666,559
3.09% due 10/01/2025	1,020,385	1,001,785
3.12% due 05/01/2033	2,741,922	2,626,141
3.33% due 07/01/2022	5,294,000	5,331,523
3.50% due 11/01/2047	6,282,896	6,186,276
3.50% due October 15 TBA	7,350,000	7,387,037
3.50% due October 30 TBA	10,819,000	10,646,209

4.00% due 01/01/2046	8,135,871	8,226,347
4.00% due 02/01/2046	8,760,434	8,857,798
4.00% due 09/01/2026	4,924,411	5,030,939
4.00% due October 30 TBA	9,000,000	9,087,890
4.50% due 11/01/2026	832,031	862,582
4.50% due 01/01/2027	707,946	729,230
4.50% due 05/01/2039	37,003	38,534
4.50% due 06/01/2039	66,024	68,132
4.50% due 08/01/2039	9,348	9,735
4.50% due 11/01/2040	742,602	766,326
4.50% due 12/01/2040	257,408	267,646
4.50% due 07/01/2041	414,478	430,728
4.50% due 06/01/2043	221,167	229,058
4.50% due 10/01/2043	213,958	220,805
4.50% due 11/01/2043	73,760	76,115
5.00% due October 30 TBA	24,000,000	25,192,637
5.50% due 03/01/2038	560,352	600,312
5.50% due 06/01/2038	35,721	38,351
5.50% due 08/01/2038	39,631	42,585
5.50% due 09/01/2039	20,588	22,113
5.50% due 05/01/2040	1,913	2,042
5.50% due 06/01/2040	10,153	11,000
5.50% due October 30 TBA	11,700,000	12,485,180
6.50% due 02/01/2038	60,981	67,571
6.50% due 10/01/2039	67,761	75,079
Federal National Mtg. Assoc. REMIC
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	4,098,000	4,062,812
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	6,789,000	6,752,824
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.47% (1 ML + 0.40%) due 10/25/2024(4)	2,009,923	2,007,610
Series 2017-M5, Class FA 2.56% (1 ML + 0.49%) due 04/25/2024(4)	799,678	802,187
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M12, Class A2 2.89% due 05/25/2025(1)(4)	10,285,000	9,947,395

		192,358,593

Government National Mtg. Assoc. - 3.1%

4.00% due 02/15/2041	968,935	991,509
4.00% due 09/15/2041	766,229	784,287
4.00% due 02/15/2042	9,229	9,390
4.00% due 08/15/2042	143,642	147,176
4.00% due October 30 TBA	25,650,000	26,085,850
4.50% due 05/15/2040	542,596	566,316
4.50% due 06/15/2040	643,087	670,204
4.50% due 07/15/2040	1,190,196	1,241,824
4.50% due 05/15/2042	162,689	169,579
4.50% due October 30 TBA	3,025,000	3,126,048
5.00% due 07/15/2033	1,033,081	1,097,157
5.00% due 10/15/2033	67,244	71,023
5.00% due 11/15/2033	9,860	10,425
5.00% due 12/15/2033	22,368	23,433
5.00% due 01/15/2034	119,287	125,415
5.00% due 02/15/2034	60,866	63,420
5.00% due 03/15/2034	4,649	4,844
5.00% due 05/15/2034	8,935	9,533
5.00% due 06/15/2035	6,126	6,504
5.00% due 09/15/2035	73,637	77,344
5.00% due 11/15/2035	22,973	24,174
5.00% due 12/15/2035	18,737	19,759
5.00% due 02/15/2036	10,574	11,042
5.00% due 03/15/2036	9,635	10,039
5.00% due 09/15/2036	2,086	2,174
5.00% due 05/15/2038	8,989	9,366
5.00% due 07/15/2038	83,809	87,325
5.00% due 08/15/2038	26,567	28,210
5.00% due 11/15/2038	72,475	76,985
5.00% due 12/15/2038	281,774	299,304
5.00% due 06/15/2039	359,271	381,556
5.00% due 08/15/2039	92,909	98,667
5.00% due 07/15/2040	43,542	45,372
5.00% due 04/15/2041	225,086	239,035
5.50% due 10/15/2032	1,266	1,359
5.50% due 02/15/2033	61,014	65,419
5.50% due 05/15/2033	44,318	47,916
5.50% due 06/15/2033	58,529	63,334
5.50% due 07/15/2033	10,273	11,049
5.50% due 08/15/2033	6,811	7,303
5.50% due 09/15/2033	4,175	4,532
5.50% due 11/15/2033	108,447	116,945
5.50% due 01/15/2034	15,029	16,320
5.50% due 02/15/2034	51,427	55,516
5.50% due 03/15/2034	458,091	495,845
5.50% due 04/15/2034	20,280	22,152
5.50% due 05/15/2034	39,931	43,094
5.50% due 06/15/2034	11,088	11,905
5.50% due 07/15/2034	9,461	10,144
5.50% due 08/15/2034	12,600	13,510
5.50% due 09/15/2034	149,142	159,913
5.50% due 10/15/2034	159,697	171,722
5.50% due 04/15/2036	45,386	48,835
6.00% due 06/15/2028	12,023	12,990
6.00% due 08/15/2028	24,506	26,477
6.00% due 09/15/2028	30,520	32,975
6.00% due 10/15/2028	9,793	10,581
6.00% due 12/15/2028	38,532	41,913
6.00% due 04/15/2029	2,011	2,173
6.00% due 01/15/2032	6,449	7,061
6.00% due 02/15/2032	236	255
6.00% due 07/15/2032	6,564	7,092
6.00% due 09/15/2032	11,370	12,285
6.00% due 10/15/2032	165,024	178,835
6.00% due 11/15/2032	8,193	8,852
6.00% due 01/15/2033	2,222	2,400
6.00% due 02/15/2033	8,459	9,466
6.00% due 03/15/2033	22,563	24,439

6.00% due 04/15/2033	44,583	48,169
6.00% due 05/15/2033	77,400	83,625
6.00% due 12/15/2033	20,078	21,929
6.00% due 08/15/2034	3,401	3,695
6.00% due 09/15/2034	74,485	80,476
6.00% due 10/15/2034	39,998	43,391
6.00% due 05/15/2036	18,865	20,566
6.00% due 06/15/2036	218,431	242,952
6.00% due 07/15/2036	2,718,026	2,963,600
6.00% due 08/15/2036	65,233	70,838
6.00% due 12/15/2036	144,536	157,482
6.00% due 02/15/2037	52,813	57,477
6.00% due 08/15/2037	44,657	48,249
6.00% due 01/15/2038	215,409	235,218
6.00% due 03/15/2038	129,600	140,024
6.00% due 07/15/2038	82,417	89,046
6.00% due 08/15/2038	198,120	214,258
6.00% due 09/15/2038	373,719	406,504
6.00% due 10/15/2038	486,892	533,024
6.00% due 11/15/2038	177,451	191,734
6.00% due 12/15/2038	170,320	184,018
6.00% due 01/15/2039	132,304	144,238
6.00% due 02/15/2039	112,083	121,157
6.00% due 04/15/2039	73,609	79,529
6.00% due 12/15/2039	111,024	119,953
6.00% due 03/15/2040	195,347	211,063
6.00% due 04/15/2040	45,010	48,630
6.00% due 06/15/2041	157,542	170,212
6.50% due 06/15/2023	2,237	2,454
6.50% due 07/15/2023	10,871	11,927
6.50% due 08/15/2023	1,391	1,526
6.50% due 10/15/2023	6,412	7,035
6.50% due 11/15/2023	11,176	12,261
6.50% due 12/15/2023	31,005	34,016
6.50% due 02/15/2027	1,129	1,238
6.50% due 12/15/2027	1,535	1,684
6.50% due 01/15/2028	15,783	17,315
6.50% due 02/15/2028	6,746	7,402
6.50% due 03/15/2028	21,231	23,294
6.50% due 04/15/2028	10,941	12,001
6.50% due 05/15/2028	36,015	39,513
6.50% due 06/15/2028	42,724	46,880
6.50% due 07/15/2028	51,154	56,124
6.50% due 08/15/2028	30,594	33,564
6.50% due 09/15/2028	45,930	50,393
6.50% due 10/15/2028	37,529	41,194
6.50% due 11/15/2028	42,605	46,755
6.50% due 12/15/2028	35,801	39,302
6.50% due 02/15/2029	5,264	5,776
6.50% due 03/15/2029	14,087	15,454
6.50% due 04/15/2029	6,702	7,352
6.50% due 05/15/2029	54,139	59,396
6.50% due 06/15/2029	6,220	6,824
6.50% due 03/15/2031	2,693	2,955
6.50% due 04/15/2031	568	635
6.50% due 05/15/2031	56,923	62,486
6.50% due 06/15/2031	39,918	43,795
6.50% due 07/15/2031	117,267	128,655
6.50% due 08/15/2031	19,123	20,981
6.50% due 09/15/2031	74,788	82,051
6.50% due 10/15/2031	30,807	33,985
6.50% due 11/15/2031	35,561	39,014
6.50% due 01/15/2032	110,854	121,620
6.50% due 02/15/2032	44,373	48,682
6.50% due 04/15/2032	12,187	13,371
6.50% due 05/15/2032	16,170	17,740
7.00% due 11/15/2031	20,755	22,668
7.00% due 03/15/2032	15,975	17,856
7.00% due 01/15/2033	21,415	24,159
7.00% due 05/15/2033	55,805	62,689
7.00% due 07/15/2033	39,742	44,290
7.00% due 11/15/2033	55,596	62,561
8.00% due 10/15/2029	371	372
8.00% due 12/15/2029	1,861	1,865
8.00% due 01/15/2030	15,102	15,563
8.00% due 03/15/2030	115	115
8.00% due 04/15/2030	16,195	16,346
8.00% due 08/15/2030	1,481	1,484
8.00% due 09/15/2030	19,237	19,625
8.00% due 11/15/2030	1,633	1,710
8.00% due 02/15/2031	35,109	37,135
8.00% due 03/15/2031	9,922	9,988
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	39,357	42,254
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	241,172	264,635
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	105,125	116,780

		47,048,698

Resolution Funding Corp - 0.2%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,376,222

Total U.S. Government Agencies (cost $537,575,717)		523,921,356

U.S. GOVERNMENT TREASURIES - 23.0%
United States Treasury Bonds - 7.0%

2.50% due 02/15/2045	10,270,000	8,994,675
2.50% due 05/15/2046(6)	915,000	797,909
2.75% due 08/15/2047	4,915,000	4,501,257
2.75% due 11/15/2047	19,733,000	18,064,174
2.88% due 05/15/2043	31,130,000	29,430,010
2.88% due 08/15/2045	6,205,000	5,842,880
3.00% due 11/15/2044	1,790,000	1,727,839
3.00% due 02/15/2047	8,515,000	8,205,999
3.00% due 02/15/2048	7,225,000	6,953,216
3.00% due 08/15/2048	770,000	741,035
3.13% due 05/15/2048	2,460,000	2,427,232
3.38% due 05/15/2044	2,895,000	2,985,129
3.63% due 02/15/2044	13,550,000	14,555,664

		105,227,019

United States Treasury Notes - 16.0%

0.38% due 01/15/2027 TIPS(5)	47,394,848	45,241,714
0.50% due 01/15/2028 TIPS(5)	42,909,300	41,173,373
1.38% due 09/30/2020	5,000,000	4,859,766
1.50% due 03/31/2023	23,610,000	22,184,177
1.63% due 06/30/2020	39,630,000	38,834,304
1.75% due 06/30/2022	18,000,000	17,258,203
1.88% due 06/30/2020	3,170,000	3,119,973
1.88% due 04/30/2022	18,875,000	18,212,163
1.88% due 07/31/2022	4,000,000	3,848,594
2.00% due 11/30/2020	10,400,000	10,215,969
2.13% due 12/31/2022	23,290,000	22,533,985
2.63% due 06/30/2023	13,360,000	13,170,037
2.88% due 05/15/2028	2,360,000	2,324,416

		242,976,674

Total U.S. Government Treasuries (cost $357,370,527)		348,203,693

Total Long-Term Investment Securities (cost $1,522,129,390)		1,494,206,621

REPURCHASE AGREEMENTS - 9.5%
Bank of America Securities LLC Joint Repurchase Agreement(7)	28,195,000	28,195,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	9,395,000	9,395,000
BNP Paribas SA Joint Repurchase Agreement(7)	53,280,000	53,280,000
Deutsche Bank AG Joint Repurchase Agreement(7)	9,940,000	9,940,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	43,865,000	43,865,000

Total Repurchase Agreements (cost $144,675,000)		144,675,000

TOTAL INVESTMENTS (cost $1,666,804,390)	108.1%	1,638,881,621
Liabilities in excess of other assets	(8.1)	(122,321,153)

NET ASSETS	100.0%	$1,516,560,468

FORWARD SALES CONTRACTS - (0.52)%
U.S. Government Agencies - (0.52)%
Federal National Mtg. Assoc. - (0.42)%

4.00% due October 15 TBA	$(4,700,000)	$(4,793,816)
4.50% due October 30 TBA	(1,520,000)	(1,567,925)

		(6,361,741)

Government National Mtg. Assoc. - (0.10)%
4.00% due October 30 TBA	(1,500,000)	(1,525,030)

Total Forward Sales Contracts (proceeds ($7,903,006))		$(7,886,771)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $342,963,101 representing 22.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 2 for details of Joint Repurchase Agreements.

CLO  -  Collateralized Loan Obligation

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS  -  Treasury Inflation Protected Securities

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notational Basis*	Notational Value*	Unrealized Appreciation (Depreciation)
689	Long	U.S. Treasury 5 Year Notes	December 2018	$78,050,086	$77,496,352	$(553,734)
40	Short	U.S. Treasury 10 Year Notes	December 2018	4,802,305	4,751,250	51,055
588	Short	U.S. 10 Year Ultra Futures	December 2018	75,107,117	74,088,000	1,019,117

						$516,438

*	Notational basis refers to the contractual amount agreed upon at inception of the open contract; notational value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$141,032,342	$—	$141,032,342
U.S. Corporate Bonds & Notes	—	235,638,168	—	235,638,168
Foreign Corporate Bonds & Notes	—	170,826,701	—	170,826,701
Foreign Government Obligations	—	33,108,908	—	33,108,908
Municipal Bond & Notes	—	41,475,453	—	41,475,453
U.S. Government Agencies	—	523,921,356	—	523,921,356
U.S. Government Treasuries	—	348,203,693	—	348,203,693
Repurchase Agreements	—	144,675,000	—	144,675,000

Total Investments at Value	$—	$1,638,881,621	$—	$1,638,881,621

Other Financial Instruments:+
Futures Contracts	$1,070,172	$—	$—	$1,070,172

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$7,886,771	$—	$7,886,771

Other Financial Instruments:+
Futures Contracts	$553,734	$—	$—	$553,734

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA PGI Asset Allocation Portfolio#

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 56.5%
Aerospace/Defense - 0.7%

Boeing Co.	1,698	$631,486
MSA Safety, Inc.	495	52,688
Northrop Grumman Corp.	1,755	556,984

		1,241,158

Agricultural Chemicals - 0.1%

Incitec Pivot, Ltd. ADR	77,000	215,600

Airlines - 0.9%

Alaska Air Group, Inc.	12,194	839,679
Copa Holdings SA, Class A	5,500	439,120
Delta Air Lines, Inc.	6,544	378,440
Hawaiian Holdings, Inc.	1,273	51,047

		1,708,286

Apparel Manufacturers - 0.1%

VF Corp.	2,213	206,805

Applications Software - 1.3%

Microsoft Corp.	17,966	2,054,771
Red Hat, Inc.†	2,599	354,192

		2,408,963

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	9,000	325,170

Auto-Cars/Light Trucks - 0.4%

Nissan Motor Co., Ltd. ADR	36,000	673,380

Auto-Heavy Duty Trucks - 0.3%

NFI Group, Inc.	2,769	107,767
PACCAR, Inc.	6,128	417,869

		525,636

Auto/Truck Parts & Equipment-Original - 0.9%

Adient PLC	1,878	73,824
Autoliv, Inc.	11,320	981,218
Linamar Corp.	1,403	64,640
Magna International, Inc.	11,693	614,233

		1,733,915

Banks-Commercial - 1.5%

Banco Bilbao Vizcaya Argentaria SA ADR	70,000	441,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	13,478	104,589
Bank OZK	7,139	270,996
BOK Financial Corp.	414	40,274
Cullen/Frost Bankers, Inc.	5,573	582,044
East West Bancorp, Inc.	11,202	676,265
Hope Bancorp, Inc.	2,560	41,395
ING Groep NV ADR	38,000	492,860
PacWest Bancorp	2,190	104,354
Washington Trust Bancorp, Inc.	812	44,904

		2,798,681

Banks-Super Regional - 1.2%

PNC Financial Services Group, Inc.	10,431	1,420,598
SunTrust Banks, Inc.	3,250	217,068
US Bancorp	9,093	480,201

		2,117,867

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	7,375	432,544

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	4,728	218,387
Keurig Dr. Pepper, Inc.	15,984	370,349
PepsiCo, Inc.	6,620	740,116

		1,328,852

Beverages-Wine/Spirits - 0.3%

Diageo PLC ADR	3,250	460,427

Brewery - 0.3%

Ambev SA ADR	140,000	639,800

Building & Construction Products-Misc. - 0.3%

James Hardie Industries PLC ADR	30,000	457,800

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	4,478	374,809

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	11,854	419,750

Cellular Telecom - 0.5%

T-Mobile US, Inc.†	10,306	723,275
Telstra Corp., Ltd. ADR	15,000	172,425

		895,700

Chemicals-Diversified - 0.7%

Croda International PLC ADR	15,000	500,250
DowDuPont, Inc.	4,183	269,009
FMC Corp.	2,729	237,914
Huntsman Corp.	1,894	51,573
PPG Industries, Inc.	1,659	181,047

		1,239,793

Chemicals-Specialty - 1.1%

Albemarle Corp.	5,750	573,735
Givaudan SA ADR	7,000	343,210
H.B. Fuller Co.	21,568	1,114,418

		2,031,363

Coal - 0.0%

Alliance Resource Partners LP	1,963	40,045

Coatings/Paint - 0.0%

Akzo Nobel NV ADR	1,000	31,155
RPM International, Inc.	510	33,119

		64,274

Commercial Services - 0.1%

RELX PLC ADR	11,000	230,230

Commercial Services-Finance - 0.3%

Experian PLC ADR	16,000	410,800
Travelport Worldwide, Ltd.	6,018	101,524

		512,324

Computer Services - 0.1%

Accenture PLC, Class A	948	161,350
Leidos Holdings, Inc.	969	67,016

		228,366

Computer Software - 0.0%

j2 Global, Inc.	474	39,271

Computers - 1.3%

Apple, Inc.	10,962	2,474,562

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	359	39,379

Cosmetics & Toiletries - 0.2%

Unilever NV	7,000	388,850

Data Processing/Management - 0.4%

Broadridge Financial Solutions, Inc.	111	14,646
Fair Isaac Corp.†	2,279	520,866
Fidelity National Information Services, Inc.	2,215	241,590

		777,102

Diagnostic Equipment - 0.4%

Thermo Fisher Scientific, Inc.	3,049	744,200

Disposable Medical Products - 0.1%

STERIS PLC	918	105,019

Distribution/Wholesale - 0.7%

KAR Auction Services, Inc.	21,145	1,262,145

Diversified Banking Institutions - 1.7%

Bank of Nova Scotia	8,370	499,103
BNP Paribas SA ADR	15,000	456,600
JPMorgan Chase & Co.	19,019	2,146,104

		3,101,807

Diversified Manufacturing Operations - 0.7%

3M Co.	2,230	469,884
Crane Co.	612	60,190
Parker-Hannifin Corp.	2,053	377,608
Siemens AG ADR	6,500	415,090

		1,322,772

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	655	1,311,965

E-Commerce/Services - 0.3%

Booking Holdings, Inc.†	289	573,376

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	2,069	409,434

Electric-Distribution - 0.2%

Sempra Energy	3,270	371,962

Electric-Integrated - 2.1%

ALLETE, Inc.	763	57,233
Alliant Energy Corp.	1,775	75,562
CLP Holdings, Ltd. ADR	40,000	469,600
Evergy, Inc.	1,334	73,263
Eversource Energy	12,515	768,922
Fortis, Inc.	706	22,888
NextEra Energy, Inc.	7,673	1,285,995
PNM Resources, Inc.	554	21,855
WEC Energy Group, Inc.	11,603	774,616
Xcel Energy, Inc.	7,614	359,457

		3,909,391

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	304	21,295

Electronic Components-Semiconductors - 0.9%

Broadcom, Inc.	879	216,876
Microchip Technology, Inc.	17,565	1,386,054

		1,602,930

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	4,000	351,720

Electronic Forms - 0.4%

Adobe Systems, Inc.†	2,789	752,890

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	5,165	380,764

Enterprise Software/Service - 1.2%

Black Knight, Inc.†	26,551	1,379,324
SAP SE ADR	7,180	883,140

		2,262,464

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	321	18,701

Finance-Credit Card - 0.9%

Discover Financial Services	22,860	1,747,647

Finance-Other Services - 0.8%

BGC Partners, Inc., Class A	9,345	110,458
Deutsche Boerse AG ADR	54,000	720,090
Hong Kong Exchanges & Clearing, Ltd. ADR	22,500	640,800

		1,471,348

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	2,013	85,009

Food-Dairy Products - 0.2%

Danone SA ADR	25,000	386,625

Food-Meat Products - 0.4%

Hormel Foods Corp.	6,935	273,239
Tyson Foods, Inc., Class A	8,932	531,722

		804,961

Food-Misc./Diversified - 0.4%

B&G Foods, Inc.	4,130	113,369
Ingredion, Inc.	451	47,337
Kraft Heinz Co.	4,392	242,043
Orkla ASA ADR	43,000	362,275

		765,024

Food-Retail - 0.3%

Kroger Co.	16,120	469,253

Gas-Distribution - 0.3%

Rubis SCA ADR	45,000	458,550

Golf - 0.0%

Acushnet Holdings Corp.	2,476	67,917

Housewares - 0.0%

Tupperware Brands Corp.	1,703	56,965

Human Resources - 0.3%

Adecco Group AG ADR	17,640	461,198

Industrial Automated/Robotic - 0.1%

Nordson Corp.	1,017	141,261

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,412	235,875

Instruments-Controls - 0.2%

Honeywell International, Inc.	1,833	305,011

Insurance Brokers - 0.0%

Arthur J. Gallagher & Co.	490	36,476

Insurance-Multi-line - 0.7%

Allstate Corp.	4,197	414,244
Chubb, Ltd.	6,829	912,627

		1,326,871

Insurance-Property/Casualty - 1.2%

Beazley PLC	4,237	31,533
Fidelity National Financial, Inc.	43,058	1,694,332
James River Group Holdings, Ltd.	1,664	70,920
Markel Corp.†	361	429,045

		2,225,830

Insurance-Reinsurance - 0.5%

Fairfax Financial Holdings, Ltd.	351	190,599
Swiss Re AG ADR	29,318	674,314

		864,913

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	2,221	365,266

Investment Companies - 0.2%

Oaktree Capital Group LLC	6,953	287,854

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	1,031	485,941

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	4,893	457,202

Machinery-Farming - 0.1%

Deere & Co.	1,775	266,836

Machinery-General Industrial - 0.0%

Albany International Corp., Class A	356	28,302
IDEX Corp.	154	23,202

		51,504

Medical Instruments - 1.5%

Edwards Lifesciences Corp.†	4,628	805,735
Medtronic PLC	14,986	1,474,173
Teleflex, Inc.	1,993	530,317

		2,810,225

Medical Products - 1.3%

Abbott Laboratories	6,309	462,828
Becton Dickinson and Co.	1,555	405,855
Sonova Holding AG ADR	17,000	673,540
Varian Medical Systems, Inc.†	8,031	898,910

		2,441,133

Medical-Biomedical/Gene - 0.2%

CSL, Ltd. ADR	4,000	289,860

Medical-Drugs - 3.1%

GlaxoSmithKline PLC ADR	6,000	241,020
Johnson & Johnson	2,433	336,167
Merck & Co., Inc.	17,348	1,230,667
Novartis AG ADR	9,169	790,001
Novo Nordisk A/S ADR	9,500	447,830
Pfizer, Inc.	34,010	1,498,821
Roche Holding AG ADR	37,679	1,136,399

		5,680,905

Medical-HMO - 0.5%

UnitedHealth Group, Inc.	3,320	883,253

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B	3,863	493,846

Multimedia - 0.5%

Walt Disney Co.	7,497	876,699

Networking Products - 0.3%

Cisco Systems, Inc.	10,336	502,846

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.	12,244	976,704

Office Furnishings-Original - 0.1%

HNI Corp.	4,606	203,769

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,899	314,107

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	3,841	264,146
Roan Resources, Inc.†	8,077	144,174

		408,320

Oil Companies-Exploration & Production - 1.3%

Cimarex Energy Co.	14,049	1,305,714
Occidental Petroleum Corp.	3,672	301,728
Riviera Resources, Inc.†	8,077	173,252
Vermilion Energy, Inc.(TSX)	17,000	559,980
Vermilion Energy, Inc.(NYSE)	2,634	86,790

		2,427,464

Oil Companies-Integrated - 1.0%

Chevron Corp.	2,218	271,217
Exxon Mobil Corp.	2,895	246,133
Royal Dutch Shell PLC, Class B ADR	18,024	1,278,442

		1,795,792

Oil Refining & Marketing - 1.1%

HollyFrontier Corp.	2,415	168,809
Marathon Petroleum Corp.	5,822	465,585
Valero Energy Corp.	11,991	1,363,976

		1,998,370

Oil-Field Services - 0.2%

Core Laboratories NV	3,000	347,490

Pipelines - 0.4%

EnLink Midstream Partners LP	4,825	89,938
Enterprise Products Partners LP	19,390	557,075
Phillips 66 Partners LP	434	22,195
Targa Resources Corp.	1,389	78,214

		747,422

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	159	21,238

Private Equity - 0.4%

KKR & Co, Inc. Class A	24,170	659,116

Radio - 0.0%

Entercom Communications Corp., Class A	3,254	25,707

Real Estate Investment Trusts - 2.3%

Agree Realty Corp.	492	26,135
Alexandria Real Estate Equities, Inc.	7,883	991,603
American Tower Corp.	5,361	778,953
Annaly Capital Management, Inc.	17,563	179,669
CyrusOne, Inc.	5,084	322,326

Digital Realty Trust, Inc.	5,101	573,760
EastGroup Properties, Inc.	248	23,714
EPR Properties	1,538	105,215
Four Corners Property Trust, Inc.	719	18,471
Host Hotels & Resorts, Inc.	6,172	130,229
Medical Properties Trust, Inc.	6,987	104,176
National Health Investors, Inc.	456	34,469
National Retail Properties, Inc.	706	31,643
Omega Healthcare Investors, Inc.	2,995	98,146
Ramco-Gershenson Properties Trust	2,592	35,251
Simon Property Group, Inc.	2,247	397,157
Tanger Factory Outlet Centers, Inc.	15,686	358,896

		4,209,813

Real Estate Management/Services - 0.3%

Daito Trust Construction Co., Ltd. ADR	19,000	612,465

Recreational Vehicles - 0.0%

LCI Industries	334	27,655

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	6,811	370,927

Retail-Apparel/Shoe - 0.4%

Lululemon Athletica, Inc.†	4,036	655,810

Retail-Discount - 0.2%

Costco Wholesale Corp.	1,828	429,361

Retail-Restaurants - 0.4%

Chipotle Mexican Grill, Inc.†	617	280,439
Starbucks Corp.	6,464	367,414

		647,853

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	36,000	678,780

Satellite Telecom - 0.1%

Inmarsat PLC ADR	23,000	149,040

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	13,659	437,088

Security Services - 0.3%

Secom Co., Ltd. ADR	30,000	609,000

Semiconductor Components-Integrated Circuits - 0.6%

Maxim Integrated Products, Inc.	2,927	165,054
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,307	1,029,237

		1,194,291

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	6,745	260,694
Kulicke & Soffa Industries, Inc.	1,742	41,529
MKS Instruments, Inc.	1,072	85,921
Teradyne, Inc.	3,817	141,153

		529,297

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	10,063	597,440
Reckitt Benckiser Group PLC ADR	40,000	733,600

		1,331,040

SupraNational Banks - 0.4%

Banco Latinoamericano de Comercio Exterior SA, Class E	32,266	675,005

Telecom Services - 0.5%

BCE, Inc.	23,684	959,676
Consolidated Communications Holdings, Inc.	2,273	29,640

		989,316

Telephone-Integrated - 0.2%

Verizon Communications, Inc.	7,873	420,339

Television - 0.4%

Nexstar Media Group, Inc., Class A	7,964	648,270

Textile-Apparel - 0.2%

LVMH Moet Hennessy Louis Vuitton SE ADR	5,000	352,450

Tools-Hand Held - 0.5%

Snap-on, Inc.	5,315	975,834

Toys - 1.2%

Hasbro, Inc.	21,632	2,273,956

Transport-Marine - 0.2%

Kirby Corp.†	4,450	366,012

Transport-Rail - 0.2%

Union Pacific Corp.	2,425	394,863

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	5,492	403,827
United Parcel Service, Inc., Class B	894	104,374

		508,201

Venture Capital - 0.0%

Hercules Capital, Inc.	1,260	16,582

Web Portals/ISP - 0.8%

Alphabet, Inc., Class A†	1,225	1,478,673

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	3,721	106,644

Total Common Stocks
(cost $86,985,387)		104,351,705

EXCHANGE-TRADED FUNDS - 2.0%

Vanguard Global ex-U.S. Real Estate ETF (cost $3,614,782)	65,500	3,679,135

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.3%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	270,437
Wells Fargo & Co. FRS 6.10% (3 ML+3.77%) due 12/15/2018(1)	250,000	253,360

Total Preferred Securities/Capital Securities
(cost $482,352)		523,797

ASSET BACKED SECURITIES - 4.7%
Diversified Financial Services - 4.7%

ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	89,364	84,773
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	247,404
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	36,323	36,315
BMW Floorplan Master Owner Trust FRS Series 2018-1, Class A2 2.48% (3 ML+0.32%) due 05/15/2023*	250,000	250,323
Capital Auto Receivables Asset Trust Series 2018-1, Class A2A 2.54% due 10/20/2020*	217,165	217,013
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(3)	200,000	200,046
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(4)	263,830	277,830
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.94% due 06/10/2047(2)(3)	250,000	246,847
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	100,288	100,301
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 3.18% (1 ML+0.96%) due 05/25/2034(4)	5,047	5,024
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(4)	92,196	89,388
Drug Royalty II LP 2 Series 2014-1, Class A2 3.48% due 07/15/2023*	227,952	227,249
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	241,798
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(3)	280,325	272,746
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(3)	200,000	193,108
GS Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(3)	230,000	237,941
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.13% due 04/10/2047(2)(3)	200,000	198,139
GS Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.56% due 08/10/2044*(2)(3)	200,000	196,213
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(4)	183,719	178,564
JPMorgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(4)	68,733	67,618
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(4)	211,138	208,360
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.87% due 08/25/2047*(2)(4)	189,046	178,932
JPMorgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(4)	99,379	98,113
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 2.69% (3 ML+0.31%) due 09/27/2035	59,307	59,314
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 2.87% (3 ML+0.53%) due 01/27/2042	31,445	31,452
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	91,859	89,922
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(4)	93,039	94,295
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.56% due 08/25/2055*(2)(4)	83,051	87,498
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	1,041	1,039
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	54,127	54,115
Santander Drive Auto Receivables Trust Series 2018-3, Class A2A 2.78% due 03/15/2021	250,000	250,012
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(4)	105,275	99,351
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(2)(4)	88,659	85,684
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(4)	240,563	236,963

Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(4)	194,338	186,412
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(4)	86,959	85,534
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.53% (3 ML+0.20%) due 12/15/2039	134,377	132,391
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 2.88% (3 ML+0.55%) due 12/16/2030	131,576	131,259
SMB Private Education Loan Trust FRS Series 2016-C, Class A1 2.71% (1 ML+0.55%) due 11/15/2023*	17,206	17,209
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	152,647
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 3.01% (1 ML+0.85%) due 12/15/2020*	300,000	300,302
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	194,696
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	247,731
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.58% due 12/15/2059(2)(3)	300,000	303,936
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.76% due 11/15/2048(2)(3)	300,000	300,171
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	119,680	119,393
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 4.05% due 09/15/2057*(2)(3)	160,000	128,289
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.11% due 06/15/2046*(2)(3)	300,000	273,207
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(3)	300,000	291,113
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(3)	300,000	289,539
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(2)(3)	300,000	306,459

Total Asset Backed Securities
(cost $8,802,438)		8,603,978

U.S. CORPORATE BONDS & NOTES - 20.6%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	243,011

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	244,918

Airlines - 0.4%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	249,900	256,057
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	106,139	110,870
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	373,768	394,176

		761,103

Apparel Manufacturers - 0.1%

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	220,318

Auto-Cars/Light Trucks - 0.4%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	225,492
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	253,293
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	249,784

		728,569

Banks-Commercial - 0.3%

PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	245,476
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	235,597

		481,073

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	469,481
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	244,475

		713,956

Banks-Super Regional - 1.1%

SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	486,538
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	247,137
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	247,238
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	495,524
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	247,520
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	239,869

		1,963,826

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	246,562

Brewery - 0.3%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	500,671

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	236,314
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	271,192

		507,506

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	262,625

Cellular Telecom - 0.6%

Crown Castle Towers LLC Senior Sec. Notes 4.24% due 07/15/2048*	250,000	252,293
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	269,687
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	520,900

		1,042,880

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	214,428
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	235,112

		449,540

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	249,531

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	240,354
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	241,706

		482,060

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	502,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	268,750

		771,250

Diversified Banking Institutions - 2.0%

Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	243,093
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	241,703
Bank of America Corp. FRS Senior Notes 3.51% (3 ML+1.16%) due 01/20/2023	250,000	254,228
Citigroup, Inc. FRS Senior Notes 3.75% (3 ML+1.43%) due 09/01/2023	200,000	204,726

Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	494,223
Goldman Sachs Group, Inc. FRS Senior Notes 3.44% (3 ML+1.11%) due 04/26/2022	250,000	252,956
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	523,499
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	238,787
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	247,787
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	254,825
Morgan Stanley FRS Senior Notes 3.75% (3 ML+1.40%) due 04/21/2021	250,000	256,270
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	249,167
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	281,034

		3,742,298

Diversified Manufacturing Operations - 0.1%

General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	150,054

E-Commerce/Products - 0.4%

Amazon.com, Inc. Senior Notes 2.40% due 02/22/2023	250,000	240,528
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	492,534

		733,062

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	501,209

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	74,548	79,374

Electric-Integrated - 1.4%

Black Hills Corp. Senior Notes 2.50% due 01/11/2019	250,000	249,712
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	461,142
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	199,900
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	561,239
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	240,912
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	855,000

		2,567,905

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	565,329

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	249,504

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	241,381
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	240,553
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	247,843

		729,777

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	254,062

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	245,800

Finance-Other Services - 0.1%

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	244,492

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	246,357

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	289,752

Home Decoration Products - 0.1%

Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	237,777

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	527,500

Independent Power Producers - 0.2%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(9)(10)	500,000	337,500

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	249,526
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	249,021

		498,547

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	248,335
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	517,087

		765,422

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. FRS Company Guar. Notes 2.73% (3 ML+0.34%) due 09/30/2019*	250,000	250,748

Medical-Biomedical/Gene - 0.8%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	249,090
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	253,593
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	466,768
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	245,615
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	258,177

		1,473,243

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	242,877

Medical-Hospitals - 0.6%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	527,500
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	520,625

		1,048,125

Non-Hazardous Waste Disposal - 0.4%

Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	251,875
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	263,059
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	244,375

		759,309

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	517,500

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	476,678
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	223,125

		699,803

Oil Companies-Exploration & Production - 0.3%

W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021*(5)	169,876	174,972
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020*(5)	186,664	187,598
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	256,250

		618,820

Oil Refining & Marketing - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	257,068

Oil-Field Services - 0.3%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	502,500

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	496,079

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	755,625

Pipelines - 1.4%

Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	231,054
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	249,585
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	278,206
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	595,324
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	503,750
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	499,491
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	249,011

		2,606,421

Real Estate Investment Trusts - 1.3%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	198,182
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	256,599
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	257,056
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	248,498
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	256,106
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	253,148
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	481,583
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	255,077
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	245,279

		2,451,528

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	255,590

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(6)(7)	125,000	0

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	750,000	802,500

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	507,500

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	533,623

Telephone-Integrated - 0.1%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	254,062

Web Hosting/Design - 0.1%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	254,687

Total U.S. Corporate Bonds & Notes
(cost $38,111,730)		38,122,728

FOREIGN CORPORATE BONDS & NOTES - 1.6%
Agricultural Chemicals - 0.1%

OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	200,000	207,000

Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	243,855

Cellular Telecom - 0.2%

Vodafone Group PLC FRS Senior Notes 3.33% (3 ML+0.99%) due 01/16/2024	250,000	250,609

Diversified Banking Institutions - 0.1%

UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	244,965

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	403,549

Electric-Integrated - 0.1%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	244,406

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	756,974
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	469,183

		1,226,157

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	218,750

Total Foreign Corporate Bonds & Notes
(cost $3,083,122)		3,039,291

U.S. GOVERNMENT AGENCIES - 9.2%
Federal Home Loan Mtg. Corp. - 2.6%

3.00% due 04/01/2035	51,831	50,847
3.00% due 09/01/2035	68,112	66,417
3.00% due 10/01/2042	291,053	281,268
3.00% due 05/01/2043	122,402	118,151
3.00% due 07/01/2045	150,264	144,562
3.00% due 01/01/2047	106,632	102,684
3.50% due 07/01/2042	108,117	107,245
3.50% due 10/01/2042	105,272	104,431
3.50% due 08/01/2043	176,853	175,428
3.50% due 02/01/2044	163,000	161,340
3.50% due 08/01/2045	209,494	207,579
3.50% due 07/01/2046	78,810	78,090
3.50% due 01/01/2047	218,836	216,367
4.00% due 10/01/2045	187,853	191,392
4.00% due 08/01/2047	200,131	203,625
4.00% due 01/01/2048	125,118	127,439
4.00% due 06/01/2048	193,933	197,361
4.50% due 11/01/2043	106,918	112,156
5.00% due 01/01/2034	49,503	52,539
5.00% due 04/01/2035	43,866	46,556
5.00% due 03/01/2048	93,707	100,415
6.00% due 05/01/2031	10,493	11,604
6.00% due 09/01/2032	2,068	2,247
7.50% due 12/01/2030	12,909	13,276
7.50% due 01/01/2031	17,248	18,381
7.50% due 02/01/2031	1,855	2,025
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust REMIC Series K074, Class A2 3.60% due 01/25/2028(3)	160,000	159,901
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K069, Class A2 3.19% due 09/25/2027(2)(3)	70,000	67,933
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	50,000	50,321
Series K076, Class A2 3.90% due 06/25/2051(3)	50,000	51,156
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K058, Class A2 2.65% due 08/25/2026(3)	120,000	113,332
Series K071, Class A2 3.29% due 11/25/2027(3)	100,000	97,762
Series K072, Class A2 3.44% due 12/25/2027(3)	160,000	158,109
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(4)	103,635	98,433
Series 4033, Class ED 2.50% due 10/15/2036(4)	133,663	131,251
Series 4097, Class HI 3.00% due 08/15/2027(4)(8)	626,984	59,775
Series 4579, Class BA 3.00% due 01/15/2043(4)	107,918	105,757
Series 4343, Class DI 3.50% due 08/15/2040(4)(8)	285,220	34,412
Series 4121, Class UI 3.50% due 10/15/2042(4)(8)	409,282	82,558
Series 4650, Class CA 3.50% due 05/15/2043(4)	42,459	42,674
Series 4648, Class E 3.50% due 08/15/2043(4)	73,741	73,222

Series 4673, Class NT 3.50% due 09/15/2043(4)	120,000	117,019
Series 3924, Class LB 4.00% due 05/15/2039(4)	200,000	202,218
Series 4135, Class DI 4.00% due 11/15/2042(4)(8)	226,196	40,125
Series 2015-4440, Class ZX 4.00% due 01/15/2045(4)	115,384	117,471
Series 4463, Class ZA 4.00% due 04/15/2045(4)	57,309	57,431
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(4)	92,748	94,670

		4,848,955

Federal National Mtg. Assoc. - 5.1%

1.50% due 06/22/2020	100,000	97,865
2.00% due 01/05/2022	500,000	485,566
2.00% due 02/01/2032	212,826	199,639
2.38% due 01/19/2023	250,000	243,717
2.50% due 06/01/2027	116,397	113,233
2.50% due 08/01/2028	131,026	127,383
2.50% due 03/01/2030	90,204	87,442
3.00% due 04/01/2027	36,093	35,866
3.00% due 05/01/2029	47,096	46,683
3.00% due 03/01/2030	103,103	102,199
3.00% due 08/01/2031	149,831	148,516
3.00% due 10/01/2036	106,049	103,409
3.00% due 10/01/2042	109,043	105,354
3.00% due 11/01/2042	178,904	172,811
3.00% due 12/01/2042	258,630	249,743
3.00% due 02/01/2043	98,322	94,926
3.00% due 04/01/2043	147,216	141,870
3.00% due 06/01/2043	178,856	172,743
3.00% due 08/01/2043	141,675	136,817
3.00% due 07/01/2046	211,974	203,206
3.00% due 12/01/2046	87,551	83,928
3.50% due 08/01/2031	72,230	72,766
3.50% due 02/01/2033	130,186	131,197
3.50% due 01/01/2036	160,230	160,346
3.50% due 09/01/2042	115,166	114,233
3.50% due 11/01/2042	152,305	151,072
3.50% due 02/01/2043	54,899	54,516
3.50% due 05/01/2043	125,457	124,579
3.50% due 09/01/2044	80,864	80,297
3.50% due 11/01/2044	130,589	130,158
3.50% due 03/01/2045	127,656	126,197
3.50% due 06/01/2045	69,396	68,909
3.50% due 09/01/2045	70,543	69,731
3.50% due 11/01/2045	154,179	152,623
3.50% due 03/01/2046	99,676	98,873
3.50% due 04/01/2046	156,818	155,456
3.50% due 03/01/2047	153,892	152,384
3.50% due 10/01/2047	187,789	185,429
4.00% due 09/01/2040	143,782	146,291
4.00% due 08/01/2043	161,994	165,485
4.00% due 04/01/2044	180,651	184,545
4.00% due 08/01/2044	121,702	124,321
4.00% due 10/01/2044	166,490	168,954
4.00% due 12/01/2044	96,859	98,947
4.00% due 09/01/2045	74,160	75,722
4.00% due 05/01/2046	184,580	188,149
4.00% due 07/01/2046	81,504	82,992
4.00% due 07/01/2047	89,476	91,121
4.00% due 10/01/2047	91,586	93,202
4.00% due 12/01/2047	93,085	94,814
4.00% due 02/01/2048	95,466	97,090
4.50% due 03/01/2041	171,480	178,449
4.50% due 09/01/2043	337,908	354,271
4.50% due 12/01/2044	153,774	161,221
4.50% due 11/01/2045	170,119	177,870
5.00% due 02/01/2040	124,874	133,442
5.00% due 07/01/2041	150,682	160,956
5.00% due 02/01/2044	144,175	153,541
6.00% due 05/01/2031	4,748	5,218
6.50% due 06/01/2019	407	446
6.50% due 09/01/2024	8,989	9,855
6.50% due 09/01/2025	2,185	2,395
6.50% due 11/01/2025	3,144	3,447
6.50% due 05/01/2026	9,243	10,134
6.50% due 11/01/2027	140	153
6.50% due 01/01/2032	3,074	3,370
7.00% due 05/01/2029	4,107	4,489
7.00% due 09/01/2029	4,891	4,944
7.00% due 01/01/2031	1,884	1,956
7.50% due 01/01/2031	5,194	5,447
7.50% due 02/01/2031	1,331	1,358
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.59% due 06/25/2045(2)(4)(8)	352,591	18,411
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD 2.00% due 02/25/2040(4)	38,110	36,501
Series 2013-2, Class BI 2.50% due 02/25/2028(4)(8)	377,697	28,639
Series 2017-54, Class IO 3.00% due 07/25/2032(4)(8)	336,650	43,884
Series 2016-92, Class A 3.00% due 04/25/2042(4)	86,694	83,713
Series 2016-100, Class DA 3.00% due 02/25/2043(4)	63,644	62,103
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	205,277	199,943
Series 2016-30, Class IL 3.50% due 04/25/2034(4)(8)	723,061	96,120
Series 2016-4, Class LI 3.50% due 02/25/2036(4)(8)	439,325	71,887
Series 2015-20, Class EH 3.50% due 11/25/2042(4)	200,000	200,605
Series 2017-66, Class C 3.50% due 08/25/2045(4)	60,000	57,232
Series 2015-12, Class BY 4.00% due 03/25/2045(4)	100,000	103,562
Series 2017-22, Class DZ 4.00% due 04/25/2047(4)	74,321	75,294
Series 2015-18, Class IA 4.50% due 04/25/2045(4)(8)	371,803	89,907
Series 2002-16, Class TM 7.00% due 04/25/2032(4)	66,791	73,641

		9,407,719

Government National Mtg. Assoc. - 1.5%
3.00% due 11/15/2042	235,948	229,622
3.00% due 02/15/2043	170,905	166,331
3.50% due 09/15/2042	131,769	131,624
3.50% due 05/15/2043	66,700	66,627
3.50% due 09/20/2045	129,523	129,098
3.50% due 06/20/2046	163,950	163,258
3.50% due 05/20/2047	94,654	94,795
3.50% due 11/20/2047	98,405	97,914
4.00% due 10/20/2044	138,898	141,779
4.00% due 07/20/2047	95,773	98,139
4.50% due 05/15/2039	39,936	41,674
5.50% due 07/20/2033	75,491	81,330
6.00% due 07/20/2033	52,285	57,085
6.50% due 12/15/2023	7,558	8,291
6.50% due 03/20/2027	443	445
6.50% due 04/20/2027	6,271	6,436
7.00% due 12/15/2022	1,566	1,569
7.00% due 05/15/2023	354	354
7.00% due 12/15/2023	1,651	1,740
7.00% due 04/15/2028	8,989	9,158
7.50% due 08/15/2030	12,070	12,232
7.50% due 09/15/2030	3,924	4,026
7.50% due 11/15/2030	1	1
7.50% due 01/15/2031	9,258	10,107
Government National Mtg. Assoc. REMIC VRS
Series 2018-99, Class IO 0.52% due 06/16/2060(2)(3)(8)	399,281	23,697
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(3)(8)	986,169	56,885
Series 2013-101, Class IO 0.61% due 10/16/2054(2)(3)(8)	2,058,656	63,115
Series 2013-57, Class IO 0.70% due 06/16/2054(2)(3)(8)	2,121,387	67,173
Series 2013-30, Class IO 0.80% due 09/16/2053(2)(3)(8)	1,340,256	56,251
Series 2012-139, Class IO 0.81% due 02/16/2053(2)(3)(8)	3,382,224	176,147
Series 2013-40, Class IO 0.82% due 06/16/2054(2)(3)(8)	1,049,489	43,202
Series 2014-135, Class IO 0.83% due 01/16/2056(2)(3)(8)	698,425	36,740
Series 2013-80, Class IO 0.84% due 03/16/2052(2)(3)(8)	1,374,632	75,871
Series 2013-68, Class IO 0.88% due 02/16/2046(2)(3)(8)	1,064,247	51,856
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(3)	98,196	92,032
Series 2017-190, Class AD 2.60% due 03/16/2060(3)	98,863	92,584
Series 2017-56, Class NZ 3.00% due 04/20/2047(4)	52,168	43,750
Series 2015-63, Class ZB 3.25% due 05/20/2045(4)	89,565	86,641
Series 2012-3, Class LA 3.50% due 03/20/2038(4)	47,323	47,461
Series 2017-45, Class KI 4.00% due 10/20/2043(4)(8)	658,315	101,024

		2,668,064

Total U.S. Government Agencies
(cost $17,778,737)		16,924,738

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.4%
2.25% due 08/15/2046	250,000	206,445
3.00% due 11/15/2044	250,000	241,318
4.25% due 11/15/2040	165,000	193,089
5.25% due 11/15/2028	100,000	118,942
6.25% due 08/15/2023	80,000	91,956

		851,750

United States Treasury Notes - 0.3%
1.13% due 03/31/2020	70,000	68,324
1.88% due 08/31/2022	250,000	240,283
2.13% due 12/31/2022	80,000	77,403
3.13% due 05/15/2021	100,000	100,633

		486,643

Total U.S. Government Treasuries
(cost $1,451,485)		1,338,393

LOANS(11)(12)(13) - 0.4%
Computer Software - 0.3%
Ivanti Software, Inc. FRS 2nd Lien 11.08% (1 ML+2.08%) due 01/20/2025	500,000	481,666

Pipelines - 0.1%
BCP Renaissance Parent LLC FRS BTL-B 5.84% (3 ML+2.34%) due 10/31/2024	250,000	251,429

Total Loans
(cost $742,973)		733,095

Total Long-Term Investment Securities
(cost $161,053,006)		177,316,860

REPURCHASE AGREEMENTS - 3.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $6,930,243 collateralized by $7,120,000 of United States Treasury Notes, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $7,071,527 (cost $6,930,000)	6,930,000	6,930,000

TOTAL INVESTMENTS
(cost $167,983,006)	99.8%	184,246,860
Other assets less liabilities	0.2	400,795

NET ASSETS	100.0%	$184,647,655

#	Subsequent to September 30, 2018, the SA Edge Asset Allocation Portfolio changed its name to SA PGI Asset Allocation Portfolio effective on October 15, 2018.
†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $9,730,610 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(6)	Securities classified as Level 3 (see Note 1).
(7)	Illiquid security. At September 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(8)	Interest Only
(9)	Security in default of interest.
(10)	Company has filed for bankruptcy protection.
(11)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR  -  American Depositary Receipt

ETF  -  Exchange-Traded Fund

NYSE  -  New York Stock Exchange

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TSX  -  Toronto Stock Exchange

ULC  -  Unlimited Liability Corp.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML  -  1 Month USD LIBOR

3 ML  -  3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,351,705	$—	$—	$104,351,705
Exchange-Traded Funds	3,679,135	—	—	3,679,135
Preferred Securities/Capital Securities	—	523,797	—	523,797
Asset Backed Securities	—	8,603,978	—	8,603,978
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	0	0
Other Industries	—	38,122,728	—	38,122,728
Foreign Corporate Bonds & Notes	—	3,039,291	—	3,039,291
U.S. Government Agencies	—	16,924,738	—	16,924,738
U.S. Government Treasuries	—	1,338,393	—	1,338,393
Loans	—	733,095	—	733,095
Repurchase Agreements	—	6,930,000	—	6,930,000

Total Investments at Value	$108,030,840	$76,216,020	$0	$184,246,860

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 1.9%

Boeing Co.	8,193	$3,046,977

Airlines - 0.7%

United Continental Holdings, Inc.†	11,954	1,064,623

Apparel Manufacturers - 1.7%

Under Armour, Inc., Class C†	63,947	1,244,409
VF Corp.	15,847	1,480,902

		2,725,311

Applications Software - 5.4%

Microsoft Corp.	58,523	6,693,275
salesforce.com, Inc.†	11,053	1,757,759

		8,451,034

Athletic Footwear - 1.8%

NIKE, Inc., Class B	32,807	2,779,409

Banks-Commercial - 0.8%

SVB Financial Group†	4,149	1,289,634

Banks-Super Regional - 3.2%

Capital One Financial Corp.	17,945	1,703,519
Fifth Third Bancorp	30,218	843,686
PNC Financial Services Group, Inc.	18,082	2,462,588

		5,009,793

Beverages-Non-alcoholic - 1.3%

Monster Beverage Corp.†	34,515	2,011,534

Building & Construction Products-Misc. - 0.8%

Fortune Brands Home & Security, Inc.	25,060	1,312,142

Cable/Satellite TV - 1.5%

Comcast Corp., Class A	68,185	2,414,431

Chemicals-Diversified - 2.1%

DowDuPont, Inc.	25,341	1,629,680
PPG Industries, Inc.	14,897	1,625,709

		3,255,389

Coatings/Paint - 0.9%

Sherwin-Williams Co.	3,240	1,474,880

Commercial Services-Finance - 3.3%

Equifax, Inc.	7,493	978,361
FleetCor Technologies, Inc.†	6,917	1,575,969
Global Payments, Inc.	13,272	1,690,853
IHS Markit, Ltd.†	19,241	1,038,245

		5,283,428

Computer Services - 0.7%

EPAM Systems, Inc.†	7,918	1,090,309

Computer Software - 0.8%

SS&C Technologies Holdings, Inc.	21,243	1,207,240

Computers - 2.9%

Apple, Inc.	20,502	4,628,122

Computers-Memory Devices - 1.1%

NetApp, Inc.	19,607	1,684,045

Cosmetics & Toiletries - 1.8%

Colgate-Palmolive Co.	21,762	1,456,966
Estee Lauder Cos., Inc., Class A	9,234	1,341,885

		2,798,851

Diagnostic Equipment - 2.1%

Danaher Corp.	10,959	1,190,805
Thermo Fisher Scientific, Inc.	8,969	2,189,154

		3,379,959

Diversified Banking Institutions - 6.1%

Bank of America Corp.	134,492	3,962,134
JPMorgan Chase & Co.	38,843	4,383,044
Morgan Stanley	26,642	1,240,718

		9,585,896

Diversified Manufacturing Operations - 1.7%

Eaton Corp. PLC	16,777	1,455,069
Illinois Tool Works, Inc.	8,917	1,258,367

		2,713,436

E-Commerce/Products - 4.1%

Amazon.com, Inc.†	2,668	5,344,004
eBay, Inc.†	33,245	1,097,750

		6,441,754

E-Commerce/Services - 1.4%

Booking Holdings, Inc.†	1,102	2,186,368

E-Services/Consulting - 0.7%

CDW Corp.	12,225	1,087,047

Electric Products-Misc. - 1.1%

AMETEK, Inc.	21,924	1,734,627

Electric-Integrated - 1.5%

American Electric Power Co., Inc.	16,040	1,136,915
NextEra Energy, Inc.	7,455	1,249,458

		2,386,373

Electronic Components-Semiconductors - 2.5%

Advanced Micro Devices, Inc.†	52,933	1,635,100
Micron Technology, Inc.†	32,227	1,457,627
ON Semiconductor Corp.†	42,899	790,629

		3,883,356

Enterprise Software/Service - 0.8%

Workday, Inc., Class A†	9,149	1,335,571

Finance-Credit Card - 4.0%

American Express Co.	15,244	1,623,333
Mastercard, Inc., Class A	21,344	4,751,388

		6,374,721

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	18,722	1,512,363

Industrial Automated/Robotic - 0.8%

Nordson Corp.	9,197	1,277,463

Insurance-Life/Health - 0.7%

Athene Holding, Ltd., Class A†	21,943	1,133,575

Insurance-Multi-line - 2.6%

Allstate Corp.	19,687	1,943,107
Chubb, Ltd.	16,188	2,163,364

		4,106,471

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	10,207	1,678,643

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	2,320	1,093,486

Machinery-General Industrial - 0.6%

Middleby Corp.†	7,474	966,762

Machinery-Pumps - 0.5%

Gardner Denver Holdings, Inc.†	25,613	725,872

Medical Instruments - 2.3%

Boston Scientific Corp.†	41,163	1,584,776
Medtronic PLC	20,035	1,970,843

		3,555,619

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	8,807	1,529,600

Medical Products - 3.5%

Abbott Laboratories	27,090	1,987,323
Baxter International, Inc.	28,433	2,191,900
Hologic, Inc.†	31,643	1,296,730

		5,475,953

Medical-Biomedical/Gene - 0.7%

Seattle Genetics, Inc.†	14,843	1,144,692

Medical-Drugs - 4.3%

Allergan PLC	7,722	1,470,887
Bristol-Myers Squibb Co.	24,350	1,511,648
Eli Lilly & Co.	16,722	1,794,438
Merck & Co., Inc.	27,926	1,981,070

		6,758,043

Medical-HMO - 3.6%

Anthem, Inc.	7,985	2,188,289
UnitedHealth Group, Inc.	13,094	3,483,528

		5,671,817

Oil Companies-Exploration & Production - 3.7%

Continental Resources, Inc.†	27,564	1,882,070
EOG Resources, Inc.	14,302	1,824,506
Newfield Exploration Co.†	27,918	804,876
Pioneer Natural Resources Co.	7,518	1,309,561

		5,821,013

Oil-Field Services - 0.7%

Halliburton Co.	26,149	1,059,819

Retail-Discount - 2.4%

Costco Wholesale Corp.	8,919	2,094,895
Dollar Tree, Inc.†	21,083	1,719,318

		3,814,213

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated - 1.9%

Verizon Communications, Inc.	55,319	2,953,481

Textile-Home Furnishings - 0.8%

Mohawk Industries, Inc.†	7,021	1,231,132

Tools-Hand Held - 1.0%

Snap-on, Inc.	8,489	1,558,580

Transport-Rail - 1.0%

Norfolk Southern Corp.	8,348	1,506,814

Transport-Truck - 0.6%

JB Hunt Transport Services, Inc.	8,031	955,207

Web Hosting/Design - 1.4%

GoDaddy, Inc., Class A†	27,330	2,279,049

Web Portals/ISP - 4.0%

Alphabet, Inc., Class A†	3,648	4,403,428
Alphabet, Inc., Class C†	1,603	1,913,132

		6,316,560

Total Long-Term Investment Securities (cost $114,049,602)		156,762,487

REPURCHASE AGREEMENTS - 0.7%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$205,000	205,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	65,000	65,000
BNP Paribas SA Joint Repurchase Agreement(3)	410,000	410,000
Deutsche Bank AG Joint Repurchase Agreement(3)	70,000	70,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	320,000	320,000

Total Repurchase Agreements (cost $1,070,000)		1,070,000

TOTAL INVESTMENTS (cost $115,119,602)	100.3%	157,832,487
Liabilities in excess of other assets	(0.3)	(426,056)

NET ASSETS	100.0%	$157,406,431

#	Subsequent to September 30, 2018, the SA Wellington Growth and Income Portfolio reorganized into SA AB Growth Portfolio, a series of SunAmerica Series Trust, effective on October 22, 2018.
†	Non-income producing security
(1)	Illiquid security. At September 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 1).
(3)	See Note 2 for details of Joint Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	156,762,487	—	—	156,762,487
Repurchase Agreements	—	1,070,000	—	1,070,000

Total Investments at Value	$156,762,487	$1,070,000	$0	$157,832,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Growth Portfolio#

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.3%
Aerospace/Defense - 1.5%
General Dynamics Corp.	9,346	$1,913,313
Lockheed Martin Corp.	6,201	2,145,298

		4,058,611

Agricultural Chemicals - 0.3%
Nutrien, Ltd.	13,450	776,604

Agricultural Operations - 0.2%
Archer-Daniels-Midland Co.	11,634	584,841

Airlines - 0.8%
Delta Air Lines, Inc.	17,263	998,319
Southwest Airlines Co.	20,091	1,254,683

		2,253,002

Apparel Manufacturers - 1.1%
Carter’s, Inc.	7,918	780,715
Under Armour, Inc., Class C†	49,508	963,425
VF Corp.	12,911	1,206,533

		2,950,673

Applications Software - 2.5%
Microsoft Corp.	29,387	3,360,991
salesforce.com, Inc.†	10,979	1,745,991
ServiceNow, Inc.†	8,946	1,750,106

		6,857,088

Athletic Footwear - 2.3%
NIKE, Inc., Class B	74,177	6,284,275

Auto-Cars/Light Trucks - 0.3%
General Motors Co.	25,310	852,188

Banks-Commercial - 0.4%
Bank OZK	32,164	1,220,945

Banks-Super Regional - 3.2%
Capital One Financial Corp.	12,656	1,201,434
PNC Financial Services Group, Inc.	39,557	5,387,268
Wells Fargo & Co.	43,249	2,273,167

		8,861,869

Beverages-Non-alcoholic - 3.5%
Coca-Cola Co.	95,564	4,414,101
Monster Beverage Corp.†	42,165	2,457,376
PepsiCo, Inc.	23,627	2,641,499

		9,512,976

Beverages-Wine/Spirits - 1.4%
Constellation Brands, Inc., Class A	2,711	584,546
Diageo PLC	95,439	3,382,306

		3,966,852

Building & Construction Products-Misc. - 0.3%
Fortune Brands Home & Security, Inc.	17,250	903,210

Building Products-Air & Heating - 0.6%
Johnson Controls International PLC	23,128	809,480
Lennox International, Inc.	3,711	810,482

		1,619,962

Building Products-Cement - 0.3%
CRH PLC	22,520	737,337

Building Products-Doors & Windows - 0.4%
JELD-WEN Holding, Inc.†	10,787	266,007
Sanwa Holdings Corp.	74,800	890,727

		1,156,734

Cable/Satellite TV - 0.8%
Comcast Corp., Class A	58,350	2,066,174

Chemicals-Diversified - 0.6%
Celanese Corp., Series A	13,584	1,548,576

Chemicals-Specialty - 0.2%
Cabot Corp.	7,340	460,365

Coatings/Paint - 0.3%
Sherwin-Williams Co.	1,932	879,466

Commercial Services - 1.0%
CoStar Group, Inc.†	3,868	1,627,809
Ecolab, Inc.	7,472	1,171,460

		2,799,269

Commercial Services-Finance - 2.7%
FleetCor Technologies, Inc.†	7,901	1,800,164
Global Payments, Inc.	13,946	1,776,720
IHS Markit, Ltd.†	16,570	894,117
PayPal Holdings, Inc.†	13,775	1,209,996
TransUnion	23,677	1,742,154

		7,423,151

Computer Services - 2.4%
Accenture PLC, Class A	16,984	2,890,677
Amdocs, Ltd.	13,675	902,277
Genpact, Ltd.	95,643	2,927,632

		6,720,586

Computers - 0.6%
Apple, Inc.	6,760	1,526,002

Computers-Memory Devices - 0.5%
Western Digital Corp.	21,240	1,243,390

Containers-Paper/Plastic - 0.5%
Packaging Corp. of America	13,496	1,480,376

Cosmetics & Toiletries - 2.2%
Colgate-Palmolive Co.	59,991	4,016,398
Coty, Inc., Class A	54,107	679,584
Edgewell Personal Care Co.†	14,997	693,311
Estee Lauder Cos., Inc., Class A	5,337	775,573

		6,164,866

Diagnostic Equipment - 0.5%
Thermo Fisher Scientific, Inc.	5,439	1,327,551

Diversified Banking Institutions - 1.9%
Citigroup, Inc.	39,014	2,798,864
JPMorgan Chase & Co.	20,637	2,328,679

		5,127,543

Diversified Manufacturing Operations - 0.2%
A.O. Smith Corp.	8,374	446,920

E-Commerce/Products - 2.0%
Alibaba Group Holding, Ltd. ADR†	8,600	1,416,936
Amazon.com, Inc.†	1,067	2,137,201
Delivery Hero AG†*	25,083	1,206,259
Wayfair, Inc., Class A†	4,541	670,570

		5,430,966

E-Commerce/Services - 2.3%
Booking Holdings, Inc.†	794	1,575,296
Expedia Group, Inc.	18,240	2,379,955
Just Eat PLC†	150,135	1,311,488
Zillow Group, Inc., Class A†	24,624	1,088,381

		6,355,120

E-Services/Consulting - 0.7%
CDW Corp.	19,995	1,777,955

Electric-Distribution - 0.3%
Sempra Energy	7,133	811,379

Electric-Integrated - 1.4%
Edison International	15,463	1,046,536
Exelon Corp.	27,424	1,197,332
Iberdrola SA	102,716	755,860
OGE Energy Corp.	22,515	817,745

		3,817,473

Electronic Components-Misc. - 0.4%
Koninklijke Philips NV	22,369	1,018,013

Electronic Components-Semiconductors - 0.7%
Broadcom, Inc.	5,217	1,287,191
Samsung Electronics Co., Ltd.	17,243	722,053
Silicon Motion Technology Corp. ADR	550	29,535

		2,038,779

Electronic Forms - 0.5%
Adobe Systems, Inc.†	5,286	1,426,956

Electronic Measurement Instruments - 0.6%
Agilent Technologies, Inc.	22,867	1,613,038

Enterprise Software/Service - 0.7%
Atlassian Corp. PLC, Class A†	9,369	900,736
Workday, Inc., Class A†	7,828	1,142,731

		2,043,467

Finance-Consumer Loans - 0.4%
SLM Corp.†	90,278	1,006,600

Finance-Credit Card - 3.6%
American Express Co.	44,865	4,777,674
Mastercard, Inc., Class A	10,725	2,387,492
Visa, Inc., Class A	18,310	2,748,148

		9,913,314

Finance-Investment Banker/Broker - 0.4%
TD Ameritrade Holding Corp.	22,647	1,196,441

Food-Meat Products - 0.3%
Hormel Foods Corp.	18,362	723,463

Food-Retail - 0.3%
Kroger Co.	24,544	714,476

Footwear & Related Apparel - 0.3%
Skechers U.S.A., Inc., Class A†	30,955	864,573

Garden Products - 0.2%
Toro Co.	7,828	469,445

Gold Mining - 0.1%
Randgold Resources, Ltd. ADR	5,466	385,626

Home Decoration Products - 0.4%
Newell Brands, Inc.	53,332	1,082,640

Hotels/Motels - 0.4%
Hilton Worldwide Holdings, Inc.	11,945	964,917

Independent Power Producers - 0.6%
NRG Energy, Inc.	46,153	1,726,122

Industrial Automated/Robotic - 0.3%
Nordson Corp.	6,314	877,015

Industrial Gases - 0.9%
Praxair, Inc.	15,916	2,558,179

Instruments-Controls - 0.6%
Mettler-Toledo International, Inc.†	2,565	1,562,034

Insurance Brokers - 1.2%
Arthur J. Gallagher & Co.	11,007	819,361
Marsh & McLennan Cos., Inc.	28,797	2,382,088

		3,201,449

Insurance-Life/Health - 0.7%
CNO Financial Group, Inc.	37,438	794,434
Unum Group	27,108	1,059,110

		1,853,544

Insurance-Multi-line - 2.8%
Chubb, Ltd.	35,492	4,743,151
MetLife, Inc.	61,310	2,864,403

		7,607,554

Insurance-Property/Casualty - 0.2%
Lancashire Holdings, Ltd.	66,187	524,510

Insurance-Reinsurance - 0.6%
RenaissanceRe Holdings, Ltd.	12,637	1,688,051

Internet Content-Entertainment - 0.4%
Facebook, Inc., Class A†	7,313	1,202,696

Internet Content-Information/News - 0.6%
Spotify Technology SA†	9,545	1,726,022

Investment Management/Advisor Services - 0.6%
BlackRock, Inc.	3,486	1,643,056

Lasers-System/Components - 0.2%
Coherent, Inc.†	3,817	657,249

Machinery-General Industrial - 0.2%
Middleby Corp.†	5,191	671,456

Medical Instruments - 1.9%
Medtronic PLC	38,636	3,800,623
Teleflex, Inc.	5,579	1,484,516

		5,285,139

Medical Products - 1.8%
Baxter International, Inc.	38,160	2,941,754
Hologic, Inc.†	19,366	793,619
West Pharmaceutical Services, Inc.	9,353	1,154,815

		4,890,188

Medical-Biomedical/Gene - 2.5%
Alnylam Pharmaceuticals, Inc.†	16,821	1,472,174
BeiGene, Ltd. ADR†	7,117	1,225,690
Biogen, Inc.†	2,794	987,148
Five Prime Therapeutics, Inc.†	9,720	135,302
Incyte Corp.†	9,361	646,658
Ionis Pharmaceuticals, Inc.†	33,859	1,746,447
Seattle Genetics, Inc.†	8,373	645,726

		6,859,145

Medical-Drugs - 3.1%
Alkermes PLC†	27,446	1,164,808
Allergan PLC	11,010	2,097,185
AstraZeneca PLC ADR	12,556	496,841
Bristol-Myers Squibb Co.	78,245	4,857,450

		8,616,284

Medical-Generic Drugs - 0.5%
Mylan NV†	36,949	1,352,333

Medical-HMO - 1.1%
UnitedHealth Group, Inc.	6,279	1,670,465
WellCare Health Plans, Inc.†	4,598	1,473,613

		3,144,078

Medical-Wholesale Drug Distribution - 0.4%
McKesson Corp.	8,991	1,192,656

Metal-Aluminum - 0.2%
Alcoa Corp.†	16,100	650,440

Multimedia - 0.5%
Walt Disney Co.	11,640	1,361,182

Non-Hazardous Waste Disposal - 0.5%
Waste Connections, Inc.	18,759	1,496,405

Office Furnishings-Original - 0.8%
Herman Miller, Inc.	26,675	1,024,320
Steelcase, Inc., Class A	59,016	1,091,796

		2,116,116

Oil Companies-Exploration & Production - 2.6%
Anadarko Petroleum Corp.	14,526	979,198
Canadian Natural Resources, Ltd.	49,073	1,602,724
Cimarex Energy Co.	11,852	1,101,525
Concho Resources, Inc.†	5,792	884,728
Diamondback Energy, Inc.	5,615	759,092
Laredo Petroleum, Inc.†	52,975	432,806
Marathon Oil Corp.	34,682	807,397
Pioneer Natural Resources Co.	3,224	561,588

		7,129,058

Oil Companies-Integrated - 0.7%
Chevron Corp.	15,446	1,888,737

Oil-Field Services - 0.4%
Halliburton Co.	27,513	1,115,102

Real Estate Investment Trusts - 4.7%
Acadia Realty Trust	18,839	528,057
American Tower Corp.	24,702	3,589,200
Brixmor Property Group, Inc.	47,878	838,344
Columbia Property Trust, Inc.	37,559	887,895
Host Hotels & Resorts, Inc.	74,989	1,582,268
Public Storage	16,128	3,251,889
Simon Property Group, Inc.	4,299	759,848
STORE Capital Corp.	33,654	935,245
Taubman Centers, Inc.	7,056	422,160

		12,794,906

Retail-Automobile - 0.6%
CarMax, Inc.†	20,522	1,532,378

Retail-Discount - 1.6%
Costco Wholesale Corp.	18,220	4,279,514

Retail-Drug Store - 0.5%
Walgreens Boots Alliance, Inc.	19,892	1,450,127

Retail-Major Department Stores - 1.7%
TJX Cos., Inc.	42,117	4,717,946

Retail-Restaurants - 2.0%
Dunkin’ Brands Group, Inc.	10,725	790,647
McDonald’s Corp.	28,643	4,791,688

		5,582,335

Schools - 0.3%
2U, Inc.†	12,406	932,807

Semiconductor Components-Integrated Circuits - 0.7%
Marvell Technology Group, Ltd.	32,750	632,075
QUALCOMM, Inc.	18,030	1,298,701

		1,930,776

Semiconductor Equipment - 0.6%
KLA-Tencor Corp.	11,032	1,122,065
Teradyne, Inc.	11,532	426,453

		1,548,518

Steel Pipe & Tube - 0.3%
Tenaris SA ADR	22,448	752,457

Steel-Producers - 0.6%
Reliance Steel & Aluminum Co.	18,582	1,584,859

Telecom Equipment-Fiber Optics - 0.2%
Acacia Communications, Inc.†	11,118	459,952

Telephone-Integrated - 1.0%
Verizon Communications, Inc.	53,155	2,837,945

Tobacco - 0.9%
British American Tobacco PLC	25,894	1,209,778
Philip Morris International, Inc.	15,341	1,250,905

		2,460,683

Tools-Hand Held - 0.4%
Snap-on, Inc.	5,896	1,082,506

Transport-Rail - 3.2%
Canadian National Railway Co.	45,367	4,070,790
Genesee & Wyoming, Inc., Class A†	10,056	914,995
Union Pacific Corp.	23,811	3,877,145

		8,862,930

Transport-Services - 1.3%
Expeditors International of Washington, Inc.	15,851	1,165,524
United Parcel Service, Inc., Class B	20,755	2,423,146

		3,588,670

Web Hosting/Design - 0.7%
VeriSign, Inc.†	11,111	1,779,093

Web Portals/ISP - 1.5%
Alphabet, Inc., Class C†	2,236	2,668,599
Yandex NV, Class A†	47,405	1,559,150

		4,227,749

Total Common Stocks (cost $230,485,423)		272,467,994

EXCHANGE-TRADED FUNDS - 0.1%
Vanguard S&P 500 ETF (cost $233,644)	912	243,549

Total Long-Term Investment Securities (cost $230,719,067)		272,711,543

REPURCHASE AGREEMENTS - 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$535,000	535,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	175,000	175,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,030,000	1,030,000
Deutsche Bank AG Joint Repurchase Agreement(1)	185,000	185,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	835,000	835,000

Total Repurchase Agreements (cost $2,760,000)		2,760,000

TOTAL INVESTMENTS (cost $233,479,067)	100.3%	275,471,543
Liabilities in excess of other assets	(0.3)	(845,215)

NET ASSETS	100.0%	$274,626,328

#	Subsequent to September 30, 2018, the SA Wellington Growth Portfolio reorganized into SA AB Growth Portfolio, a series of SunAmerica Series Trust, effective on October 22, 2018.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $1,206,259 representing 0.4 % of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$272,467,994	$—	$—	$272,467,994
Exchange-Traded Funds	243,549	—	—	243,549
Repurchase Agreements	—	2,760,000	—	2,760,000

Total Investments at Value	$272,711,543	$2,760,000	$—	$275,471,543

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,018,265 transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.3%
Aerospace/Defense-Equipment - 1.0%

Harris Corp.	91,815	$15,536,016

Airlines - 1.2%

JetBlue Airways Corp.†	1,019,262	19,732,912

Apparel Manufacturers - 0.8%

Under Armour, Inc., Class A†	148,595	3,153,186
Under Armour, Inc., Class C†	474,706	9,237,779

		12,390,965

Applications Software - 6.6%

salesforce.com, Inc.†	391,372	62,239,889
ServiceNow, Inc.†	220,605	43,156,956

		105,396,845

Auto-Cars/Light Trucks - 2.3%

Ferrari NV	148,640	20,350,302
Tesla, Inc.†	62,540	16,558,716

		36,909,018

Beverages-Non-alcoholic - 1.4%

Monster Beverage Corp.†	375,728	21,897,428

Building Products-Cement - 0.9%

Vulcan Materials Co.	126,798	14,099,938

Casino Hotels - 1.0%

Melco Resorts & Entertainment, Ltd. ADR	744,607	15,748,438

Commercial Services - 2.4%

CoStar Group, Inc.†	89,509	37,668,968

Commercial Services-Finance - 2.9%

PayPal Holdings, Inc.†	526,137	46,215,874

Computer Aided Design - 1.0%

Autodesk, Inc.†	105,586	16,483,031

Computer Software - 0.4%

Zuora, Inc., Class A†(1)	274,545	6,344,735

Computers-Periphery Equipment - 0.9%

Logitech International SA	13,718	613,469
Logitech International SA(SIX)	314,977	14,076,718

		14,690,187

Containers-Paper/Plastic - 0.9%

Packaging Corp. of America	131,351	14,407,891

Cruise Lines - 1.1%

Norwegian Cruise Line Holdings, Ltd.†	291,745	16,754,915

Dental Supplies & Equipment - 1.8%

Align Technology, Inc.†	71,514	27,977,707

Drug Delivery Systems - 1.5%

DexCom, Inc.†	169,315	24,218,818

E-Commerce/Products - 10.9%

Amazon.com, Inc.†	69,863	139,935,589
Wayfair, Inc., Class A†	228,303	33,713,504

		173,649,093

E-Commerce/Services - 0.4%

TripAdvisor, Inc.†	133,660	6,826,016

Electronic Components-Semiconductors - 1.9%

Advanced Micro Devices, Inc.†	541,235	16,718,749
Microchip Technology, Inc.	164,731	12,998,923

		29,717,672

Electronic Forms - 2.9%

Adobe Systems, Inc.†	173,584	46,859,001
DocuSign, Inc. CVR†(1)(2)(3)	55,398	124,645

		46,983,646

Enterprise Software/Service - 5.5%

Guidewire Software, Inc.†	348,740	35,226,228
Workday, Inc., Class A†	354,293	51,719,692

		86,945,920

Entertainment Software - 0.2%

DraftKings, Inc.†(1)(2)(3)	1,438,464	3,667,450

Finance-Credit Card - 2.2%

American Express Co.	332,000	35,354,680

Finance-Investment Banker/Broker - 1.8%

TD Ameritrade Holding Corp.	536,950	28,367,069

Food-Misc./Diversified - 1.5%

Lamb Weston Holdings, Inc.	363,584	24,214,695

Hotels/Motels - 2.4%

Hilton Grand Vacations, Inc.†	325,615	10,777,856
Hilton Worldwide Holdings, Inc.	341,624	27,596,387

		38,374,243

Industrial Automated/Robotic - 1.5%

Rockwell Automation, Inc.	128,985	24,187,267

Internet Content-Entertainment - 1.1%

Netflix, Inc.†	47,335	17,709,444

Internet Content-Information/News - 1.7%

Spotify Technology SA†	151,362	27,370,791

Lighting Products & Systems - 0.5%

Universal Display Corp.	65,096	7,674,818

Machinery-Farming - 1.3%

Deere & Co.	136,937	20,585,739

Machinery-General Industrial - 0.9%

IDEX Corp.	82,186	12,382,143
Roper Technologies, Inc.	7,900	2,340,059

		14,722,202

Medical Instruments - 1.6%

Edwards Lifesciences Corp.†	149,373	26,005,839

Medical Products - 3.8%

Baxter International, Inc.	415,795	32,053,636
Haemonetics Corp.†	248,803	28,507,848

		60,561,484

Medical-Biomedical/Gene - 4.9%

Bluebird Bio, Inc.†	26,237	3,830,602
Exact Sciences Corp.†	654,120	51,623,151
Ionis Pharmaceuticals, Inc.†	246,264	12,702,297
Sage Therapeutics, Inc.†	72,736	10,273,960

		78,430,010

Medical-Drugs - 1.0%

Bristol-Myers Squibb Co.	263,475	16,356,528

Multimedia - 2.1%

Walt Disney Co.	290,435	33,963,469

Office Automation & Equipment - 1.1%

Zebra Technologies Corp., Class A†	98,745	17,461,078

Oil Companies-Exploration & Production - 2.0%

Diamondback Energy, Inc.	118,389	16,005,009
EOG Resources, Inc.	118,169	15,074,819

		31,079,828

Patient Monitoring Equipment - 1.4%

Insulet Corp.†	213,777	22,649,673

Real Estate Investment Trusts - 1.0%

Crown Castle International Corp.	139,598	15,541,445

Recreational Centers - 1.1%

Planet Fitness, Inc., Class A†	312,259	16,871,354

Recreational Vehicles - 0.9%

Polaris Industries, Inc.	143,515	14,487,839

Resorts/Theme Parks - 2.0%

Marriott Vacations Worldwide Corp.	120,889	13,509,346
Vail Resorts, Inc.	68,340	18,753,863

		32,263,209

Retail-Floor Coverings - 0.9%

Floor & Decor Holdings, Inc., Class A†	462,135	13,942,613

Schools - 1.3%

2U, Inc.†	265,460	19,959,937

Semiconductor Equipment - 1.1%

Teradyne, Inc.	464,241	17,167,632

Textile-Home Furnishings - 0.7%

Mohawk Industries, Inc.†	67,356	11,810,875

Transport-Rail - 1.1%

CSX Corp.	233,632	17,300,450

Veterinary Diagnostics - 0.1%

Elanco Animal Health, Inc.†	28,800	1,004,832

Web Hosting/Design - 2.2%

GoDaddy, Inc., Class A†	202,750	16,907,322
Shopify, Inc., Class A†	108,523	17,847,693

		34,755,015

Web Portals/ISP - 3.2%

Alphabet, Inc., Class A†	42,376	51,151,222

Total Common Stocks
(cost $1,280,448,672)		1,565,588,763

CONVERTIBLE PREFERRED SECURITIES - 2.2%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(2)(3)	126,818	759,640

Applications Software - 0.2%

Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,529,630

E-Commerce/Products - 0.2%

One Kings Lane Inc., Escrow†(1)(2)(3)	291,563	52,481
The Honest Co., Inc., Series C†(1)(2)(3)	97,634	3,079,377

		3,131,858

E-Commerce/Services - 1.7%

Airbnb, Inc., Series E†(1)(2)(3)	46,491	5,325,079
Uber Technologies, Inc., Series D†(1)(2)(3)	462,320	21,318,090

		26,643,169

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(1)(2)(3)	390,940	2,181,445

Total Convertible Preferred Securities
(cost $20,563,866)		35,245,742

Total Long-Term Investment Securities
(cost $1,301,012,538)		1,600,834,505

REPURCHASE AGREEMENTS - 0.7%

Bank of America Securities LLC Joint Repurchase Agreement(4)	$2,150,000	2,150,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	715,000	715,000
BNP Paribas SA Joint Repurchase Agreement(4)	4,070,000	4,070,000
Deutsche Bank AG Joint Repurchase Agreement(4)	755,000	755,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	3,345,000	3,345,000

Total Repurchase Agreements
(cost $11,035,000)		11,035,000

TOTAL INVESTMENTS
(cost $1,312,047,538)	101.2%	1,611,869,505
Liabilities in excess of other assets	(1.2)	(19,282,353)

NET ASSETS	100.0%	$1,592,587,152

†	Non-income producing security
(1)	Illiquid security. At September 30, 2018, the aggregate value of these securities was $45,382,572 representing 2.8% of net assets.
(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$3,667,450	$2.55	0.23%

Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,325,079	114.54	0.33
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,079,377	31.54	0.19
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.16
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	759,640	5.99	0.05
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,181,445	5.58	0.14
Uber Technologies, Inc., Series D	06/05/2014	462,320	7,171,993	21,318,090	46.11	1.34

				$38,860,711		2.44%

(4)	See Note 2 for details of Joint Repurchase Agreements.

ADR  -  American Depositary Receipt

CVR  -  Contingent Value Rights

SIX  -  Swiss Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electronic Forms	$46,859,001	$—	$124,645	$46,983,646
Entertainment Software	—	—	3,667,450	3,667,450
Other Industries	1,514,937,667	—	—	1,514,937,667
Convertible Preferred Securities	—	—	35,245,742	35,245,742
Repurchase Agreements	—	11,035,000	—	11,035,000

Total Investments at Value	$1,561,796,668	$11,035,000	$39,037,837	1,611,869,505

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2017	$5,250,275	$38,756,537
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	272,507	2,409,664
Realized Loss	(667,084)	—
Change in unrealized appreciation(1)	2,141,850	2,986,434
Change in unrealized depreciation(1)	(653,213)	(1,582,827)
Net Purchases	—	2,781,544
Net Sales	(2,552,240)	(10,105,610)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2018	$3,792,095	$35,245,742

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$1,749,477	$5,172,299

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 09/30/2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$3,667,450	Market Approach	Market Transaction Price*	$2.5496

	$124,645	Income Approach	Potential Future Cash Flows*	$2.25
			Discount for Lack of Marketability	10.00%

Convertible Preferred Securities	$2,529,630	Market Approach	Market Transaction Price*	$27.00

	$21,318,090	Market Approach	Market Transaction Price*	$48.7722
			Average of Market Bids*	$43.45

	$5,325,079	Market Approach	2018 Estimated Revenue Multiple*	11.10x
			2020 Estimated Revenue Multiple*	5.5x
			2020 Estimated Gross Profit Multiple*	7.9x
			2021 Estimated Revenue Multiple*	4.6x-7.0x (5.8x)
			2021 Estimated Gross Profit Multiple*	6.2x
			Discount for Lack of Marketability	10.00%-15.00% (11.70%)

	$3,079,377	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	2.38x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	13.0%
			Term to liquidity event in years	3.00
			Risk-free rate	2.89%

	$759,640	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Multiple*	1.06x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	53.1%
			Term to liquidity event in years	3.00
			Risk-free rate	2.89%

	$2,181,445	Market Approach with Option Pricing Method (“OPM”)	Next Twelve Months Revenue Multiple*	5.7x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	47.0%
			Term to liquidity event in years	2.26
			Risk-free rate	2.85%

	$52,481	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Natural Resources Portfolio#

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 97.2%
Diamonds/Precious Stones - 0.3%

Lucara Diamond Corp.	174,034	$291,034

Diversified Minerals - 8.5%

Anglo American PLC	101,964	2,289,865
BHP Billiton PLC	278,542	6,067,321
BHP Billiton, Ltd.	19,413	485,952

		8,843,138

Gold Mining - 2.7%

Agnico Eagle Mines, Ltd.	21,079	720,013
Barrick Gold Corp.(NYSE)	81,011	897,602
Barrick Gold Corp.(TSX)	27,573	305,050
Newcrest Mining, Ltd.	61,074	856,900

		2,779,565

Metal-Aluminum - 1.3%

Alcoa Corp.†	18,553	749,541
Norsk Hydro ASA	100,918	605,849

		1,355,390

Metal-Copper - 2.1%

Antofagasta PLC	39,890	444,537
First Quantum Minerals, Ltd.	78,312	891,859
KAZ Minerals PLC	58,052	415,855
Southern Copper Corp.	11,058	477,042

		2,229,293

Metal-Diversified - 7.8%

Glencore PLC	678,408	2,933,015
MMC Norilsk Nickel PJSC ADR	39,550	679,864
Rio Tinto PLC	89,330	4,517,591

		8,130,470

Metal-Iron - 2.2%

Vale SA ADR	156,648	2,324,656

Non-Ferrous Metals - 0.2%

Korea Zinc Co., Ltd.	577	226,795

Oil Companies-Exploration & Production - 22.2%

Cabot Oil & Gas Corp.	72,859	1,640,785
Canadian Natural Resources, Ltd.	11,692	381,994
CNOOC, Ltd.	656,620	1,300,096
Concho Resources, Inc.†	19,007	2,903,319
Devon Energy Corp.	25,799	1,030,412
Diamondback Energy, Inc.	18,114	2,448,832
Encana Corp.	127,254	1,667,952
EOG Resources, Inc.	20,864	2,661,620
Kosmos Energy, Ltd.†	106,946	999,945
Lundin Petroleum AB	52,849	2,023,002
Newfield Exploration Co.†	40,073	1,155,305
Noble Energy, Inc.	29,625	924,004
Occidental Petroleum Corp.	36,611	3,008,326
Pioneer Natural Resources Co.	5,737	999,328

		23,144,920

Oil Companies-Integrated - 27.8%

Chevron Corp.	20,045	2,451,103
Equinor ASA†	74,466	2,099,825
Exxon Mobil Corp.	65,569	5,574,676
Galp Energia SGPS SA	78,996	1,567,466
Gazprom Neft OAO ADR	17,300	496,354
Petroleo Brasileiro SA ADR	48,850	589,620
Royal Dutch Shell PLC, Class A	233,108	8,010,558
Suncor Energy, Inc.	85,392	3,304,217
TOTAL SA	75,894	4,920,440

		29,014,259

Oil Refining & Marketing - 7.6%

Andeavor	10,419	1,599,317
Delek US Holdings, Inc.	9,036	383,397
Marathon Petroleum Corp.	18,480	1,477,846
Phillips 66	17,624	1,986,577
Valero Energy Corp.	21,582	2,454,952

		7,902,089

Oil-Field Services - 3.8%

Halliburton Co.	41,765	1,692,736
ProPetro Holding Corp.†	88,858	1,465,268
Schlumberger, Ltd.	12,967	789,950

		3,947,954

Pipelines - 4.0%

Cheniere Energy, Inc.†	11,936	829,433
Plains GP Holdings LP, Class A	24,731	606,651
Targa Resources Corp.	17,328	975,740
TransCanada Corp.	43,912	1,776,674

		4,188,498

Steel Pipe & Tube - 0.6%

Tenaris SA	40,827	688,517

Steel-Producers - 6.1%

ArcelorMittal	61,334	1,892,767
BlueScope Steel, Ltd.	78,416	962,477
Gerdau SA (Preference Shares)	84,500	359,673
Nippon Steel & Sumitomo Metal Corp.	51,670	1,093,019
Reliance Steel & Aluminum Co.	8,567	730,680
Steel Dynamics, Inc.	28,564	1,290,807

		6,329,423

Total Common Stocks (cost $90,522,958)		101,396,001

EQUITY CERTIFICATES - 0.3%
Non-Ferrous Metals - 0.3%
Merrill Lynch - Korea Zinc Co., Ltd.†(1) (cost $380,197)	779	306,192

Total Long-Term Investment Securities (cost $90,903,155)		101,702,193

REPURCHASE AGREEMENTS - 1.3%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$260,000	260,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	85,000	85,000
BNP Paribas SA Joint Repurchase Agreement(2)	500,000	500,000
Deutsche Bank AG Joint Repurchase Agreement(2)	90,000	90,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	400,000	400,000

Total Repurchase Agreements (cost $1,335,000)		1,335,000

TOTAL INVESTMENTS (cost $92,238,155)	98.8%	103,037,193
Other assets less liabilities	1.2	1,201,818

NET ASSETS	100.0%	$104,239,011

#	Subsequent to September 30, 2018, the SA Wellington Natural Resources Portfolio reorganized into SA AB Growth Portfolio, a series of SunAmerica Series Trust, effective on October 22, 2018.
†	Non-income producing security
(1)	Illiquid security. At September 30, 2018, the aggregate value of these securities was $306,192 representing 0.3% of net assets.
(2)	See Note 2 for details of Joint Repurchase Agreements

ADR - American Depositary Receipt

NYSE - New York Stock Exchange

TSX - Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$101,396,001	$—	$—	$101,396,001
Equity Certificates	—	306,192	—	306,192
Repurchase Agreements	—	1,335,000	—	1,335,000

Total Investments at Value	$101,396,001	$1,641,192	$—	$103,037,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $38,149,922 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS - 97.8%
Global X MLP ETF	184,308	$1,760,141
iShares 0-5 Year High Yield Corporate Bond ETF	94,596	4,453,580
iShares 1-3 Year Credit Bond ETF	93,011	4,820,760
iShares 10+ Year Credit Bond ETF	56,596	3,297,849
iShares CMBS ETF	28,259	1,407,016
iShares Core Dividend Growth ETF	18,726	693,986
iShares Core High Dividend ETF	20,429	1,849,642
iShares Emerging Markets Dividend ETF	23,402	910,572
iShares Floating Rate Bond ETF	41,225	2,103,299
iShares iBoxx $ High Yield Corporate Bond ETF	141,095	12,196,252
iShares Intermediate Credit Bond ETF	35,349	1,877,032
iShares International Developed Real Estate ETF	24,143	691,697
iShares International Select Dividend ETF	49,082	1,601,546
iShares MSCI Eurozone ETF	72,492	2,972,534
iShares U.S. Real Estate ETF	8,727	698,334
iShares U.S. Preferred Stock ETF	126,155	4,684,135

TOTAL INVESTMENTS
(cost $46,382,396)	97.8%	46,018,375
Other assets less liabilities	2.2	1,056,273

NET ASSETS	100.0%	$47,074,648

ETF – Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
15	Short	Euro Currency Futures	December 2018	$2,207,552	$2,190,375	$17,177
19	Short	Euro Stoxx 50 Index	December 2018	732,902	747,171	(14,269)
6	Long	S&P 500 E-Mini Index	December 2018	873,105	875,700	2,595
5	Long	U.S. 10 Year Ultra Bonds	December 2018	640,886	630,000	(10,886)
2	Short	U.S. Long Bond	December 2018	289,782	281,000	8,782
6	Short	U.S. Treasury 2 Year Notes	December 2018	1,268,342	1,264,406	3,936
5	Short	U.S. Treasury 5 Year Notes	December 2018	567,105	562,383	4,722
4	Short	U.S. Treasury 10 Year Notes	December 2018	481,344	475,125	6,219
5	Short	U.S. Ultra Bonds	December 2018	802,455	771,406	31,049

						$49,325

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$46,018,375	$—	$—	$46,018,375

Other Financial Instruments:+
Futures Contracts	$74,480	$—	$—	$74,480

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$25,155	$—	$—	$25,155

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS - September 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
COMMON STOCKS - 58.9%
Aerospace/Defense - 1.4%

General Dynamics Corp.	1,805	$369,519
Lockheed Martin Corp.	880	304,445

		673,964

Aerospace/Defense-Equipment - 1.7%

Airbus SE	3,255	408,836
Safran SA	2,920	409,205

		818,041

Airlines - 0.4%

JetBlue Airways Corp.†	9,197	178,054

Apparel Manufacturers - 0.5%

Carter’s, Inc.	805	79,373
Under Armour, Inc., Class A†	7,060	149,813

		229,186

Applications Software - 1.6%

Microsoft Corp.	2,749	314,403
salesforce.com, Inc.†	1,337	212,623
ServiceNow, Inc.†	1,118	218,715

		745,741

Athletic Footwear - 0.6%

NIKE, Inc., Class B	3,519	298,130

Audio/Video Products - 0.7%

Sony Corp.	5,499	337,142

Auto-Cars/Light Trucks - 0.7%

Ferrari NV	1,510	207,928
General Motors Co.	3,199	107,710

		315,638

Auto/Truck Parts & Equipment-Original - 1.3%

Aptiv PLC	1,705	143,049
Delphi Technologies PLC	5,248	164,577
Magna International, Inc.	2,595	136,315
Valeo SA	4,021	174,605

		618,546

Banks-Commercial - 1.7%

FinecoBank Banca Fineco SpA	8,172	109,255
First Republic Bank	2,595	249,120
HDFC Bank, Ltd. ADR	3,037	285,782
ING Groep NV	11,372	147,668

		791,825

Banks-Fiduciary - 0.6%

Northern Trust Corp.	2,583	263,802

Beverages-Wine/Spirits - 0.4%

Treasury Wine Estates, Ltd.	13,180	166,630

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.	4,380	229,337

Building-Heavy Construction - 0.4%

China Tower Corp., Ltd.†*	1,408,314	206,884

Cellular Telecom - 0.7%

T-Mobile US, Inc.†	4,481	314,477

Commercial Services - 0.2%

Intertek Group PLC	1,422	92,524

Commercial Services-Finance - 1.8%

FleetCor Technologies, Inc.†	1,084	246,979
Global Payments, Inc.	1,606	204,604
IHS Markit, Ltd.†	4,288	231,380
PayPal Holdings, Inc.†	1,800	158,112

		841,075

Computer Services - 0.4%

Cognizant Technology Solutions Corp., Class A	2,164	166,953

Computer Software - 0.6%

Splunk, Inc.†	1,028	124,295
SS&C Technologies Holdings, Inc.	2,430	138,097

		262,392

Containers-Metal/Glass - 0.2%

Ball Corp.	2,137	94,007

Diagnostic Equipment - 1.7%

Danaher Corp.	4,132	448,983
Thermo Fisher Scientific, Inc.	1,389	339,027

		788,010

Diversified Banking Institutions - 2.6%

Bank of America Corp.	12,778	376,440
Sumitomo Mitsui Financial Group, Inc.	11,058	446,330
UBS Group AG	26,093	412,106

		1,234,876

Diversified Minerals - 0.7%

Anglo American PLC	13,830	310,588

E-Commerce/Products - 2.1%
Alibaba Group Holding, Ltd. ADR†	2,619	431,506
Amazon.com, Inc.†	278	556,834

		988,340

E-Commerce/Services - 1.6%

58.com, Inc. ADR†	1,975	145,360
Booking Holdings, Inc.†	152	301,568
Expedia Group, Inc.	1,623	211,769
TripAdvisor, Inc.†	1,457	74,409

		733,106

Electric-Integrated - 0.2%

Edison International	1,435	97,121
Iberdrola SA	134	986

		98,107

Electronic Components-Misc. - 0.7%

Flex, Ltd.†	24,650	323,408

Electronic Components-Semiconductors - 2.9%

Advanced Micro Devices, Inc.†	4,378	135,236
ams AG	2,226	124,433
Broadcom, Inc.	1,562	385,392
Micron Technology, Inc.†	4,153	187,840
NVIDIA Corp.	425	119,434
Samsung Electronics Co., Ltd.	5,266	220,515
Skyworks Solutions, Inc.	2,095	190,037

		1,362,887

Electronic Forms - 0.3%

Adobe Systems, Inc.†	555	149,822

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	2,420	170,707

Enterprise Software/Service - 1.1%

Atlassian Corp. PLC, Class A†	1,046	100,563
Guidewire Software, Inc.†	1,133	114,444
Ultimate Software Group, Inc.†	449	144,663
Workday, Inc., Class A†	1,023	149,338

		509,008

Entertainment Software - 0.6%

Activision Blizzard, Inc.	3,652	303,810

Finance-Credit Card - 0.8%

Visa, Inc., Class A	2,653	398,189

Finance-Investment Banker/Broker - 0.5%

TD Ameritrade Holding Corp.	4,347	229,652

Finance-Leasing Companies - 0.4%

Air Lease Corp.	4,514	207,102

Finance-Other Services - 0.8%

Intercontinental Exchange, Inc.	4,911	367,785

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	2,687	113,472

Food-Catering - 0.4%

Aramark	4,424	190,321

Food-Misc./Diversified - 2.0%

Nestle SA	8,445	704,065
Post Holdings, Inc.†	2,294	224,904

		928,969

Hotels/Motels - 0.1%

Marriott International, Inc., Class A	448	59,149

Insurance-Multi-line - 0.7%

Ping An Insurance Group Co. of China, Ltd.	34,409	349,437

Insurance-Property/Casualty - 0.7%

Tokio Marine Holdings, Inc.	6,580	326,452

Internet Application Software - 0.8%

Tencent Holdings, Ltd.	9,609	396,716

Internet Content-Entertainment - 0.5%

Netflix, Inc.†	607	227,097

Internet Content-Information/News - 0.3%

Spotify Technology SA†	660	119,348

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	777	366,223

Medical Instruments - 0.6%

Medtronic PLC	3,107	305,636

Medical Products - 1.2%

Abbott Laboratories	4,930	361,665
Koninklijke Philips NV	4,272	194,606

		556,271

Medical-Biomedical/Gene - 0.2%

Bluebird Bio, Inc.†	635	92,710

Medical-Drugs - 1.3%

Bausch Health Cos., Inc.†	4,881	125,295
Bristol-Myers Squibb Co.	5,590	347,027
Eisai Co., Ltd.	1,400	136,279

		608,601

Medical-Generic Drugs - 0.3%

Mylan NV†	4,294	157,160

Medical-HMO - 1.2%
UnitedHealth Group, Inc.	2,043	543,520

Medical-Hospitals - 0.6%

HCA Healthcare, Inc.	2,058	286,309

Oil Companies-Exploration & Production - 1.6%

Concho Resources, Inc.†	1,307	199,644
Diamondback Energy, Inc.	860	116,264
EOG Resources, Inc.	3,432	437,820

		753,728

Oil Companies-Integrated - 0.6%

TOTAL SA	4,465	289,480

Oil Refining & Marketing - 0.3%

Valero Energy Corp.	1,165	132,519

Oil-Field Services - 0.7%

Halliburton Co.	7,764	314,675

Photo Equipment & Supplies - 0.3%

Sunny Optical Technology Group Co., Ltd.	11,100	128,038

Real Estate Investment Trusts - 0.8%

Public Storage	1,962	395,598

Real Estate Management/Services - 0.4%

Vonovia SE	3,731	182,285

Retail-Apparel/Shoe - 1.2%

Industria de Diseno Textil SA	8,344	252,949
Tapestry, Inc.	6,519	327,710

		580,659

Retail-Building Products - 0.3%

Lowe’s Cos., Inc.	1,400	160,748

Retail-Restaurants - 0.6%

Domino’s Pizza, Inc.	1,033	304,528

Schools - 0.7%

New Oriental Education & Technology Group, Inc. ADR†	4,159	307,808

Semiconductor Components-Integrated Circuits - 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	41,520	356,958

Semiconductor Equipment - 0.3%

KLA-Tencor Corp.	1,264	128,561

Telephone-Integrated - 0.3%

SoftBank Group Corp.	1,311	132,346

Tobacco - 1.0%

British American Tobacco PLC	9,774	456,645

Transport-Equipment & Leasing - 0.6%

AerCap Holdings NV†	5,173	297,551

Transport-Rail - 1.0%

CSX Corp.	6,571	486,583

Transport-Truck - 0.2%

Old Dominion Freight Line, Inc.	655	105,625

Web Portals/ISP - 1.5%

Alphabet, Inc., Class C†	452	539,448
Yandex NV, Class A†	4,509	148,301

		687,749

Total Common Stocks
(cost $25,915,178)		27,649,220

EXCHANGE-TRADED FUNDS - 0.3%

iShares MSCI Japan ETF (cost $98,407)	2,006	120,822

U.S. CORPORATE BONDS & NOTES - 0.1%
Diversified Banking Institutions - 0.1%
Citigroup, Inc. FRS Senior Notes 3.25% (3 ML+0.93%) due 06/07/2019 (cost $45,288)	$45,000	45,240

FOREIGN CORPORATE BONDS & NOTES - 0.1%
Auto-Cars/Light Trucks - 0.1%
Ford Credit Canada Co. Company Guar. Notes 2.94% due 02/19/2019 (cost $46,104)	CAD	60,000	46,508

FOREIGN GOVERNMENT OBLIGATIONS - 15.1%
Sovereign - 15.1%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	60,000	43,455
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	85,000	61,881
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	100,000	70,187
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	18,619
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	55,000	44,369
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	19,763
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	45,000	52,771
Federal Republic of Germany Bonds zero coupon due 04/14/2023	EUR	175,000	204,696
Federal Republic of Germany Bonds 0.25% due 10/16/2020	EUR	135,000	159,263
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	15,000	17,546
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	65,000	100,742
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	10,000	19,017
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	93,414
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	50,761
Government of Canada Bonds 3.50% due 12/01/2045	CAD	15,000	14,067
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	14,739
Government of Canada Bonds 5.75% due 06/01/2033	CAD	10,000	10,868
Government of Finland Notes 0.50% due 09/15/2027*	EUR	15,000	17,246
Government of Finland Bonds 1.13% due 04/15/2034*	EUR	5,000	5,885
Government of Finland Senior Notes 1.63% due 09/15/2022*	EUR	15,000	18,635
Government of France Bonds zero coupon due 02/25/2020	EUR	115,000	134,467
Government of France Bonds zero coupon due 05/25/2020	EUR	45,000	52,664
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	117,127
Government of France Bonds zero coupon due 03/25/2023	EUR	240,000	278,789
Government of France Bonds zero coupon due 03/25/2024	EUR	20,000	22,998
Government of France Bonds 0.75% due 05/25/2028	EUR	140,000	162,565
Government of France Bonds 1.25% due 05/25/2036*	EUR	60,000	69,135
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	25,047
Government of France Bonds 3.25% due 05/25/2045	EUR	55,000	87,358
Government of France Bonds 5.75% due 10/25/2032†	EUR	35,000	65,726
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	6,350,000	56,037
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	309,163
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	27,750,000	244,758
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	350,325
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	25,000,000	224,263
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	6,800,000	51,831
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,186
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	17,000,000	146,874
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	23,450,000	213,915
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	59,216
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	17,550,000	183,399

Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	58,318
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	2,400,000	26,344
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	4,700,000	48,412
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	12,400,000	131,345
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	650,000	7,495
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	17,907
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	50,000	11,569
Government of New Zealand Senior Notes 5.50% due 04/15/2023	NZD	200,000	152,654
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	25,000	29,146
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	11,920
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	46,809
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	20,000	23,145
Kingdom of Belgium Senior Notes 1.90% due 06/22/2038*	EUR	15,000	18,710
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	10,000	14,471
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	50,000	62,927
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	20,000	33,787
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	180,000	31,142
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	56,000	14,914
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	135,000	16,929
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	75,000	87,202
Kingdom of Spain Senior Notes 0.35% due 07/30/2023	EUR	45,000	51,793
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	120,000	141,370
Kingdom of Spain Senior Bonds 1.95% due 04/30/2026*	EUR	45,000	55,338
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	30,000	36,490
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	5,000	5,943
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	20,000	25,016
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	32,968
Kingdom of Spain Senior Notes 4.80% due 01/31/2024*	EUR	35,000	49,416
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	15,000	25,260
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	13,800
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	40,000	4,550
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	80,000	9,389
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	28,325
Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	30,000	35,632
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	88,324
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	10,000	16,276
Kingdom of the Netherlands Bonds 4.00% due 01/15/2037*	EUR	17,500	30,921
Republic of Austria Senior Notes zero coupon due 07/15/2023*	EUR	15,000	17,401
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	5,000	5,915
Republic of Austria Senior Notes 0.75% due 02/20/2028*	EUR	20,000	23,350
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	24,362
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	39,616
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	10,000	17,399
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,213

Republic of Ireland Bonds 0.90% due 05/15/2028	EUR	15,000	17,275
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	20,000	23,742
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	5,000	6,072
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,781
Republic of Italy Bonds 0.05% due 04/15/2021	EUR	125,000	139,624
Republic of Italy Bonds 0.35% due 06/15/2020	EUR	40,000	45,898
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	180,000	197,679
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	185,000	199,677
Republic of Italy Bonds 3.45% due 03/01/2048*	EUR	15,000	16,681
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	35,000	41,619
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	13,646
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	75,000	104,100
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	40,000	10,383
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	19,928
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	31,542
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	650,000	41,335
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	75,000	95,878
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	153,938
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	13,000	20,780
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	80,000	137,631
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	27,000	51,693
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	25,000	44,314
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	30,000	58,773
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	30,000	41,297
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	17,453
United Mexican States Bonds 10.00% due 11/20/2036	MXN	296,500	18,730

Total Foreign Government Obligations (cost $7,319,610)			7,100,449

U.S. GOVERNMENT TREASURIES - 7.5%
United States Treasury Bonds - 1.5%

2.50% due 05/15/2046		210,000	183,127
3.00% due 11/15/2045		305,000	294,146
5.00% due 05/15/2037		175,000	221,457

			698,730

United States Treasury Notes - 6.0%

1.38% due 04/30/2020		357,000	349,260
1.38% due 08/31/2023(3)		761,000	706,392
2.00% due 11/30/2020		475,000	466,595
2.00% due 02/28/2021		91,000	89,177
2.00% due 11/30/2022		45,000	43,356
2.00% due 11/15/2026		135,000	124,896
2.13% due 08/15/2021		550,000	538,570
2.25% due 07/31/2021		280,000	275,188
2.75% due 02/15/2028		230,000	224,241

			2,817,675

Total U.S. Government Treasuries (cost $3,584,356)			3,516,405

Total Long-Term Investment Securities (cost $37,008,943)			38,478,644

REPURCHASE AGREEMENTS - 17.8%
Bank of America Securities LLC Joint Repurchase Agreement(2)		1,625,000	1,625,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		540,000	540,000
BNP Paribas SA Joint Repurchase Agreement(2)		3,080,000	3,080,000
Deutsche Bank AG Joint Repurchase Agreement(2)		570,000	570,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		2,530,000	2,530,000

Total Repurchase Agreements (cost $8,345,000)			8,345,000

TOTAL INVESTMENTS(2) (cost $45,353,943)		99.8%	46,823,644
Other assets less liabilities		0.2	100,991

NET ASSETS		100.0%	$46,924,635

#	Effective May 1, 2018 SA Wellington Multi-Asset Income Portfolio changed its name to SA Wellington Strategic Multi-Asset Portfolio.
†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $1,329,845 representing 2.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Denominated in United States dollars unless otherwise indicated.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

ETF - Exchanged-Traded Fund

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD Libor

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro Currency

GBP - British Sterling Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
8	Long	MSCI EAFE Index	December 2018	$777,220	$790,200	$12,980
8	Long	S&P 500 E-Mini Index	December 2018	1,160,530	1,167,600	7,070
21	Long	U.S. Treasury 10 Year Notes	December 2018	2,518,531	2,494,406	(24,125)

						$(4,075)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	26,000	USD	30,231	10/04/2018	$39	$—
	GBP	672,000	USD	873,521	10/04/2018	—	(2,440)
	SEK	60,000	USD	6,815	11/05/2018	46	—
	USD	6,763	JPY	765,000	11/05/2018	—	(14)

						85	(2,454)

Barclays Bank PLC	CAD	304,000	USD	232,951	10/04/2018	—	(2,424)
	GBP	575,000	USD	752,218	11/05/2018	1,636	—
	JPY	3,125,000	USD	28,278	10/04/2018	770	—
	NOK	90,000	USD	11,033	10/04/2018	—	(26)
	SEK	130,000	USD	14,652	10/04/2018	22	—
	USD	27,951	EUR	24,000	10/04/2018	—	(81)
	USD	751,157	GBP	575,000	10/04/2018	—	(1,636)

						2,428	(4,167)

BNP Paribas SA	AUD	10,000	USD	7,176	10/04/2018	—	(53)
	CHF	7,000	USD	7,186	10/04/2018	52	—
	GBP	20,000	USD	26,406	10/04/2018	335	—
	JPY	802,000	USD	7,202	10/04/2018	142	—

						529	(53)

Canadian Imperial Bank of Commerce	USD	13,060	GBP	10,000	11/05/2018	—	(6)
	USD	11,474	JPY	1,300,000	11/05/2018	—	(4)

						—	(10)

Citibank N.A.	AUD	15,000	USD	10,827	10/04/2018	—	(16)
	AUD	366,000	USD	264,230	11/05/2018	—	(391)
	EUR	14,000	USD	16,479	10/04/2018	221	—
	JPY	3,125,000	USD	28,137	10/04/2018	629	—
	NOK	30,000	USD	3,678	10/04/2018	—	(8)
	NOK	89,000	USD	10,926	11/05/2018	—	(24)
	SEK	110,000	USD	12,536	10/04/2018	157	—
	SGD	46,000	USD	33,643	11/05/2018	—	(32)
	USD	275,106	AUD	381,000	10/04/2018	300	—
	USD	125,069	EUR	107,000	10/04/2018	—	(817)
	USD	25,525	NOK	209,000	10/04/2018	156	—
	USD	33,618	SGD	46,000	10/04/2018	33	—
	USD	10,829	AUD	15,000	11/05/2018	16	—
	USD	3,683	NOK	30,000	11/05/2018	8	—

						1,520	(1,288)

Commonwealth Bank of Australia	USD	208,366	EUR	180,000	10/04/2018	656	—

Credit Suisse International	USD	7,236	CHF	7,000	10/04/2018	—	(102)

Goldman Sachs International	MYR	124,000	USD	30,017	10/04/2018	47	—
	MYR	124,000	USD	29,981	11/05/2018	33	—
	USD	30,002	MYR	124,000	10/04/2018	—	(32)

						80	(32)

HBSC Bank USA	EUR	36,000	USD	41,983	10/04/2018	179	—
	GBP	66,000	USD	85,810	10/04/2018	—	(222)
	JPY	1,250,000	USD	11,276	10/04/2018	273	—
	PLN	103,000	USD	27,917	11/05/2018	—	(41)
	USD	11,656	EUR	10,000	10/04/2018	—	(44)
	USD	33,729	JPY	3,750,000	10/04/2018	—	(719)
	USD	27,898	PLN	103,000	10/04/2018	41	—

						493	(1,026)

JPMorgan Chase Bank N.A	AUD	532,000	USD	384,467	10/04/2018	—	(90)
	CAD	8,000	USD	6,203	10/04/2018	9	—
	CAD	9,000	USD	6,922	11/05/2018	—	(51)
	CHF	2,000	USD	2,057	11/05/2018	13	—
	EUR	106,000	USD	123,439	10/04/2018	348	—
	EUR	55,000	USD	64,168	11/05/2018	141	—
	GBP	30,000	USD	39,751	10/04/2018	646	—
	JPY	3,125,000	USD	28,267	10/04/2018	759	—
	JPY	281,000	USD	2,483	11/05/2018	4	—
	NOK	143,000	USD	17,329	10/04/2018	—	(243)
	PLN	103,000	USD	28,067	10/04/2018	128	—
	SEK	50,000	USD	5,689	10/04/2018	62	—
	USD	127,841	AUD	176,000	10/04/2018	—	(620)
	USD	18,575	CAD	24,000	10/04/2018	7	—
	USD	27,938	EUR	24,000	10/04/2018	—	(69)
	USD	19,651	GBP	15,000	10/04/2018	—	(98)
	USD	105,846	JPY	11,829,000	10/04/2018	—	(1,721)
	USD	6,583	NOK	54,000	10/04/2018	53	—
	USD	41,817	ZAR	594,000	10/04/2018	177	—
	USD	8,218	CHF	8,000	11/05/2018	—	(42)
	USD	9,304	EUR	8,000	11/05/2018	9	—
	USD	99,506	JPY	11,250,000	11/05/2018	—	(249)
	USD	2,480	SEK	22,000	11/05/2018	2	—
	ZAR	594,000	USD	41,267	10/04/2018	—	(726)
	ZAR	594,000	USD	41,640	11/05/2018	—	(176)

						2,358	(4,085)

Morgan Stanley and Co. International PLC	DKK	319,000	USD	49,876	11/05/2018	69	—
	EUR	3,248,000	USD	3,774,273	11/05/2018	—	(6,837)
	NZD	231,000	USD	153,259	10/04/2018	139	—
	NZD	231,000	USD	152,902	11/05/2018	—	(246)
	SEK	429,000	USD	46,905	10/04/2018	—	(1,373)
	SEK	719,000	USD	81,289	11/05/2018	165	—
	SGD	46,000	USD	33,712	10/04/2018	61	—
	USD	49,743	DKK	319,000	10/04/2018	—	(69)
	USD	3,756,727	EUR	3,241,000	10/04/2018	6,830	—
	USD	258,755	GBP	198,000	10/04/2018	—	(659)
	USD	28,337	JPY	3,154,000	10/04/2018	—	(574)
	USD	152,876	NZD	231,000	10/04/2018	245	—
	USD	81,078	SEK	719,000	10/04/2018	—	(164)
	USD	22,103	JPY	2,500,000	11/05/2018	—	(45)

						7,509	(9,967)

Royal Bank of Canada	CAD	16,000	USD	12,302	10/04/2018	—	(86)
	CAD	304,000	USD	233,891	11/05/2018	—	(1,643)
	JPY	2,257,000	USD	19,957	11/05/2018	44	—
	MXN	664,000	USD	34,501	10/04/2018	—	(969)
	MXN	664,000	USD	35,057	11/05/2018	—	(236)
	USD	233,738	CAD	304,000	10/04/2018	1,636	—
	USD	35,234	MXN	664,000	10/04/2018	237	—
	USD	12,310	CAD	16,000	11/05/2018	86	—

						2,003	(2,934)

Standard Chartered Bank	EUR	2,000	USD	2,358	10/04/2018	35	—

State Street Bank and Trust Company	EUR	52,000	USD	60,522	11/05/2018	—	(13)
	JPY	240,763,000	USD	2,176,526	10/04/2018	57,196	—
	USD	15,156	JPY	1,700,000	10/04/2018	—	(192)

						57,196	(205)

Toronto Dominion Bank	EUR	3,402,000	USD	3,980,340	10/04/2018	29,824	—

UBS AG	DKK	319,000	USD	50,192	10/04/2018	518	—

Net Unrealized Appreciation/(Depreciation)						$105,234	$(26,323)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Myalaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$27,649,220	$—	$—	$27,649,220
Exchange-Traded Funds	120,822	—	—	120,822
U.S. Corportate Bonds & Notes	—	45,240	—	45,240
Foreign Corportate Bonds & Notes	—	46,508	—	46,508
Foreign Government Obligations	—	7,100,449	—	7,100,449
U.S. Government Treasuries	—	3,516,405	—	3,516,405
Repurchase Agreements	—	8,345,000	—	8,345,000

Total Investments at Value	$27,770,042	$19,053,602	$—	$46,823,644

Other Financial Instruments:+
Futures Contracts	$20,050	$—	$—	$20,050
Forward Foreign Currency Contracts	—	105,234	—	105,234

	$20,050	$105,234	$—	$125,284

LIABILITIES
Other Financial Instruments:+
Futures Contracts	$24,125	$—	$—	$24,125
Forward Foreign Currency Contracts	—	26,323	—	26,323

	$24,125	$26,323	$—	$50,448

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,086,744 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2018 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2018 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Wellington Government and Quality Bond	62.66%	$28,195,000
SA Wellington Growth and Income	0.46	205,000
SA Wellington Growth	1.19	535,000
SA Wellington Capital Appreciation	4.78	2,150,000
SA Wellington Natural Resources	0.58	260,000
SA Wellington Strategic Multi-Asset	3.61	1,625,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 28, 2018, bearing interest at a rate of 2.24% per annum, with a principal amount of $45,000,000, a repurchase price of $45,008,400, and a maturity date of October 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	06/30/2019	$46,306,000	$46,007,779

As of September 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	62.63%	$9,395,000
SA Wellington Growth and Income	0.43	65,000
SA Wellington Growth	1.17	175,000
SA Wellington Capital Appreciation	4.77	715,000
SA Wellington Natural Resources	0.57	85,000
SA Wellington Strategic Multi-Asset	3.60	540,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 28, 2018, bearing interest at a rate of 2.20% per annum, with a principal amount of $15,000,000, a repurchase price of $15,002,750, and a maturity date of October 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	05/15/2024	$15,514,000	$15,270,540

As of September 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	62.68%	$53,280,000
SA Wellington Growth and Income	0.48	410,000
SA Wellington Growth	1.21	1,030,000
SA Wellington Capital Appreciation	4.79	4,070,000
SA Wellington Natural Resources	0.59	500,000
SA Wellington Strategic Multi-Asset	3.62	3,080,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 28, 2018, bearing interest at a rate of 2.22% per annum, with a principal amount of $85,000,000, a repurchase price of $85,015,725, and a maturity date of October 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$89,302,200	$86,599,929

As of September 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	62.65%	$9,940,000
SA Wellington Growth and Income	0.44	70,000
SA Wellington Growth	1.17	185,000
SA Wellington Capital Appreciation	4.76	755,000
SA Wellington Natural Resources	0.57	90,000
SA Wellington Strategic Multi-Asset	3.59	570,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 28, 2018, bearing interest at a rate of 2.23% per annum, with a principal amount of $15,865,000, a repurchase price of $15,867,948, and a maturity date of October 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$17,085,000	$16,309,182

As of September 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	62.66%	$43,865,000
SA Wellington Growth and Income	0.46	320,000
SA Wellington Growth	1.19	835,000
SA Wellington Capital Appreciation	4.78	3,345,000
SA Wellington Natural Resources	0.57	400,000
SA Wellington Strategic Multi-Asset	3.61	2,530,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 28, 2018, bearing interest at a rate of 2.23% per annum, with a principal amount of $70,000,000, a repurchase price of $70,013,008, and a maturity date of October 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	2.42%	05/23/2019	$72,610,000	$71,469,932

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA BlackRock Multi-Asset Income, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of September 30, 2018, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2018, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
SA Wellington Government and Quality Bond	$37,680	$—	$—	$—	$37,680
SA BlackRock Multi-Asset Income	2,031	10,810	—	9,094	21,935
SA Wellington Strategic Multi-Asset	609	17,655	105,234	—	123,498

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Total
SA Wellington Government and Quality Bond	$1,250	$—	$—	$—	$1,250
SA BlackRock Multi-Asset Income	680	270	—	—	950
SA Wellington Strategic Multi-Asset	—	360	26,323	—	26,683

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$516,438
SA BlackRock Multi-Asset Income	49,325
SA Wellington Strategic Multi-Asset	(4,075)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2018

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	November 28, 2018